As filed with the Securities and Exchange Commission on July 27, 2000.

                           1933 Act File No. 33-37971
                           1940 Act File No. 811-6223

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                       Pre-Effective Amendment No:                 [ ]
                       Post-Effective Amendment No: 14             [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                Amendment No: 15

                         LEGG MASON TAX-FREE INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                             ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart LLP
100 Light Street                                1800 Massachusetts Ave., NW
Baltimore, Maryland 21202                       Second Floor
(Name and Address of Agent for Service)         Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to Rule 485(b)
[X]  on July 31, 2000 pursuant to Rule 485(b)
[ ]  60 days after filing  pursuant to Rule 485(a)(i)
[ ]  on , 2000 pursuant to Rule  485(a)(i)
[ ]  75 days after filing  pursuant to Rule 485(a)(ii)
[ ]  on , 2000 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Legg Mason Tax-Free Income Fund

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Part A - Primary Class Prospectus

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Part A - Navigator Class Prospectus

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Part B - Statement of Additional Information
Primary Class Shares and Navigator Class Shares

Part C - Other Information

Signature Page

Exhibits

                                   LEGG MASON
                              TAX-FREE INCOME FUND:
                              --------------------
                    LEGG MASON MARYLAND TAX-FREE INCOME TRUST
                  LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST
               LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

                     PRIMARY CLASS PROSPECTUS July 31, 2000

                                     [LOGO]
                                      LEGG
                                      MASON
                                      FUNDS
                            THE ART OF INVESTING(SM)



        As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.



Not every fund listed in this  Prospectus  is  available  for  purchase in every
state.   Please  consult  your  Legg  Mason  Financial  Advisor  concerning  the availability of a particular fund.

T A B LE   O F   C O N T E N T S


A b o u t   t h e  f u n d s:
--------------------------------------------------------------------------------

              1         Investment objectives

              4         Principal risks

              6         Performance

              8         Fees and expenses of the funds

              9         Management


A b o u t  y o u r  i n v e s t m e n t:
--------------------------------------------------------------------------------

            10          How to invest

            12          How to sell your shares

            13          Account policies

            14          Services for investors

            15          Distributions and taxes

            16          Financial highlights

LEGG MASON TAX-FREE INCOME FUND

[icon]      I N V E S T M E N T   O B J E C T I V E S

LEGG MASON MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, Inc. ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Maryland municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Pennsylvania municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances the fund will maintain at least 80% of its total assets in municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 2 and 10 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

[icon]      P R I N C I P A L  R I S K S

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

INTEREST RATE RISK:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of each fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES:

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free and Pennsylvania Tax-Free, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION:

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting that sector than would a fund not following this practice.

Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK:

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there may be some risk of default by the issuer.

There is a risk that a fixed-income security could be downgraded or could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER RISKS:

Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Each of these factors may affect the ability of an issuer of municipal securities to meet its obligations. Efforts by the federal government to restructure the federal income tax system could adversely affect the value of municipal securities.

[icon]      P E R F O R M A N C E

The information below provides an indication of the risks of investing in a fund by showing changes in each fund's performance from year to year. Annual returns assume reinvestment of all dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future.

MARYLAND TAX-FREE INCOME TRUST - PRIMARY CLASS SHARES

Year by year total return as of December 31 of each year (%)*

1992      1993      1994      1995      1996      1997      1998      1999
--------------------------------------------------------------------------
8.32      12.16     -3.12     14.81     3.58      7.69      5.59     -3.36

* The fund's year-to-date total return as of June 30, 2000 was 4.29%.

                      During the past eight calendar years:

                                 Quarter Ended           Total Return
                                 -------------           ------------
Best quarter:                    March 31, 1995               5.73%
Worst quarter:                   March 31, 1994              -3.92%


In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
                                             1 Year    5 Years    Life of Class
--------------------------------------------------------------------------------
Maryland Tax-Free Income Trust               -3.36%      5.50%         6.00%(a)
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index         -2.06%      6.91%         6.68%(b)
--------------------------------------------------------------------------------

(a)   May 1, 1991 (commencement of operations) to December 31, 1999.

(b)   April 30, 1991 to December 31, 1999.


PENNSYLVANIA TAX-FREE INCOME TRUST - PRIMARY CLASS SHARES

Year by year total return as of December 31 of each year (%)*

1992      1993      1994      1995      1996      1997      1998      1999
--------------------------------------------------------------------------
9.46      12.77    -3.82     15.25      3.29      8.09      5.76     -3.29

* The fund's year-to-date total return as of June 30, 2000 was 4.66%.

                      During the past eight calendar years:

                                 Quarter Ended           Total Return
                                 -------------           ------------
Best quarter:                   March 31, 1995                  6.26%
Worst quarter:                  March 31, 1994                 -4.51%

In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
                                             1 Year    5 Years    Life of Class
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust           -3.29%      5.65%         6.19%(a)
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index         -2.06%      6.91%         6.63%(b)
--------------------------------------------------------------------------------

(a)   August 1, 1991 (commencement of operations) to December 31, 1999.

(b)   July 31, 1991 to December 31, 1999.


TAX-FREE INTERMEDIATE-TERM INCOME TRUST - PRIMARY CLASS SHARES

Year by year total return as of December 31 of each year (%)*

1993      1994      1995      1996      1997      1998      1999
----------------------------------------------------------------
9.95     -1.96     11.95      3.49      6.09      5.26     -0.74

* The fund's year-to-date total return as of June 30, 2000 was 2.99%.

                      During the past seven calendar years:

                                  Quarter Ended          Total Return
                                  -------------          ------------
Best quarter:                    March 31, 1995                 4.70%
Worst quarter:                   March 31, 1994                -2.83%

In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Seven-Year Municipal Bond Index.

--------------------------------------------------------------------------------
                                             1 Year    5 Years    Life of Class
--------------------------------------------------------------------------------
Tax-Free Intermediate-Term
Income Trust                                 -0.74%     5.13%          4.88%(a)
--------------------------------------------------------------------------------
Lehman Brothers Seven-Year
Municipal Bond Index                         -0.14%     6.35%          5.77%(b)
--------------------------------------------------------------------------------

(a)   November 9, 1992 (commencement of operations) to December 31, 1999.

(b)   October 31, 1992 to December 31, 1999.

[icon]      F E E S  A N D  E X P E N S E S  O F  T H E  F U N D S

The tables below describe the fees and expenses you will incur as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

                                      Maryland    Pennsylvania       Tax-Free
                                      Tax-Free        Tax Free   Intermediate
                                      --------    ------------   ------------

Management fees (a)                      0.55%         0.55%         0.55%

Distribution and Service
(12b-1) fees                             0.25%         0.25%         0.25%

Other Expenses                           0.16%         0.22%         0.22%
                                      ----------------------------------------
Total Annual Fund Operating
Expenses (a)                             0.96%         1.02%         1.02%

(a) The adviser has voluntarily agreed to waive fees so that Primary Class share expenses (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) do not exceed an annual rate of 0.70% of average daily net assets attributable to Primary Class shares of each fund. These waivers remain in effect for a fund until the earlier of August 1, 2001 or when the fund's net assets reach the following level: Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million. With these waivers, the management fee and total operating expenses for the fiscal year ended March 31, 2000 were: 0.29% and 0.70% for Maryland Tax-Free; 0.19% and 0.66% for Pennsylvania Tax-Free; and 0.23% and 0.70% for Tax-Free Intermediate.


Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                                         1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Maryland Tax-Free Income Trust              $98       $306       $531      $1178
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust         $104       $325       $563      $1248
--------------------------------------------------------------------------------
Tax-Free Intermediate-Term Income Trust    $104       $325       $563      $1248
--------------------------------------------------------------------------------

[icon]   M A N A G E M E N T

MANAGER AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the funds' manager. As manager, LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants and lawyers. Each fund has contracted to pay LMFA a fee equal to an annual rate of 0.55% of each fund's average daily net assets.

Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland, 21202, is the funds' adviser. As adviser, LM Trust is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LMFA, not the funds, pays LM Trust for providing advisory services to the funds.

Because of fee waivers, the funds paid advisory fees for the fiscal year ended March 31, 2000, as follows:

      Maryland Tax-Free                    0.29%
      Pennsylvania Tax-Free                0.19%
      Tax-Free Intermediate                0.23%

On June 1, 2000, LMFA became the manager and LM Trust the investment adviser to the funds. The advisory personnel who previously managed the funds as employees of Legg Mason Capital Management, Inc. ("LMCM"), continue to do so as employees of LM Trust.

PORTFOLIO MANAGEMENT:

An investment committee is responsible for the day-to-day management of each fund.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the funds' shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees and/or shareholder service fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

Under each plan, a fund may pay Legg Mason an annual fee equal to an annual rate of 0.25% of that fund's average daily net assets attributable to Primary Class shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of each fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from a fund for those sales.

Legg Mason, LMFA, LMCM and LM Trust are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]   H O W  T O  I N V E S T

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS") or another entity that has entered into an agreement with Legg Mason to sell shares of the funds. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Certain investment methods may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the funds:

--------------------------------------------------------------------------------
In Person                       Give your financial  adviser a check for $100 or
                                more payable to a fund.
--------------------------------------------------------------------------------
Mail                            Mail your check,  payable to a fund, for $100 or
                                more to your financial  adviser or to Legg Mason
                                Funds  Investor  Services  at  P.O.  Box  17023,
                                Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire               Call   your   financial   adviser   or   FIS  at
                                1-800-822-5544   to  transfer   available   cash
                                balances  in  your   brokerage   account  or  to
                                transfer  money  from your bank  directly.  Wire
                                transfers may be subject to a service  charge by
                                your bank.
--------------------------------------------------------------------------------
Internet or TeleFund            FIS  clients  may  purchase  shares  of  a  fund
                                through   Legg   Mason's    Internet   site   at
                                http://www.leggmasonfunds.com   or   through   a
                                telephone    account     management     service,
                                "TeleFund," at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic Investments           Arrangements may be made with some employers and
                                financial  institutions  for  regular  automatic
                                monthly  investments of $50 or more in shares of
                                a fund.  You may also  reinvest  dividends  from
                                certain  unit  investment  trusts in shares of a
                                fund.
--------------------------------------------------------------------------------
Future First Systematic         Contact a Legg Mason Financial Advisor to enroll
Investment Plan                 in  Legg   Mason's   Future   First   Systematic
                                Investment   Plan.  Under  this  plan,  you  may
                                arrange for automatic  monthly  investments in a
                                fund of $50 or more.  The  transfer  agent  will
                                transfer  funds  monthly  from your  Legg  Mason
                                account or from your checking/savings account to
                                purchase shares of the desired fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at a fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at a fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

You will begin to earn dividends on shares of the funds as of the settlement date, which is normally the third business day after you place your order.

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

Navigator Class shares, which are not subject to a Rule 12b-1 fee, are offered through a separate prospectus only to certain investors.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the funds:

--------------------------------------------------------------------------------
Telephone              Call your financial  adviser or FIS at  1-800-822-5544 or
                       entity offering a fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                       Proceeds will be credited to your brokerage  account or a
                       check  will  be sent to  you,  at your  direction,  at no
                       charge to you.  Wire requests will be subject to a fee of
                       $12.  Be sure that your  financial  adviser has your bank
                       account information on file.
--------------------------------------------------------------------------------
Internet or            FIS  clients  may  request a  redemption  of fund  shares
TeleFund               through     Legg     Mason's     Internet     site     at
                       http://www.leggmasonfunds.com   or  through  TeleFund  at
                       1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail                   Send a letter  to a fund  requesting  redemption  of your
                       shares.  The letter should be signed by all of the owners
                       of the account and their  signatures  guaranteed  without
                       qualification.  Redemption  requests for shares valued at
                       $10,000  or  more,  or  when  proceeds  are to be paid to
                       someone  other  than the  accountholder,  will  require a
                       signature guarantee. You may obtain a signature guarantee
                       from most banks or securities dealers.
--------------------------------------------------------------------------------
Securities             Legg  Mason  has  special   redemption   procedures   for
Purchases at Legg      investors  who wish to  purchase  stocks,  bonds or other
Mason                  securities  at Legg Mason.  Once you've  placed an
                       order for  securities,  and have not  indicated any other
                       payment  method,  fund  shares  will be  redeemed  on the
                       settlement  date for the amount due. Fund shares may also
                       be  redeemed to cover  debit  balances in your  brokerage
                       account.
--------------------------------------------------------------------------------

The funds will follow reasonable procedures to ensure the validity of any telephone or internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly. You will generally receive the proceeds within a week. Payment of redemption proceeds with respect to shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through authorized entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]   A C C O U N T   P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Primary Class share price, the fund's assets attributable to Primary Class shares are valued and totaled, liabilities attributable to that class are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Trustees. Each fund may use fair value pricing instead of market quotations to value a security if a fund's Valuation Committee believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on a current sale of the security.

Securities for which market quotations are readily available are valued at the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are valued at amortized cost.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account in a fund falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. A fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o     change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission (SEC).

[icon]    S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial advisor or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent to you quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:

Primary Class shares may be exchanged for Primary Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon]      D I S T R I B U T I O N S  A N D  T A X E S

Each fund declares any dividends from its net investment income daily and pays them monthly.

Dividends from any net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the same class of shares of the distributing fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next dividend and/or other distribution is paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

A dividend will be an "exempt-interest" dividend if, at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. Government obligations also are exempt from those taxes. Similarly, individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends and other distributions are taxable to investors whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes taxable net investment income and net short-term capital gain) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all taxable dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon]      F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand each fund's financial performance for the past 5 years. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                             Investment Operations
-------------------------------------------------------------------------------
                           Net Asset                Net Realized
                           Value,      Net          And Unrealized   Total From
For the Years              Beginning   Investment   Gain/(Loss) on   Investment
Ended March 31,            of Year     Income       Investments      Operations
-------------------------------------------------------------------------------
Maryland Tax Free Income Trust - Primary Class
     2000                   $16.39      $.77 D         ($0.91)         ($0.14)
     1999                    16.39       .78 D           0.05            0.83
     1998                    15.91       .81 D           0.59            1.40
     1997                    16.07       .83 D          (0.09)           0.74
     1996                    15.87       .86 D           0.25            1.11
-------------------------------------------------------------------------------
Pennsylvania Tax Free Income Trust - Primary Class
     2000                   $16.53      $.79 E         ($0.94)         ($0.15)
     1999                    16.48       .80 E           0.10            0.90
     1998                    15.80       .81 E           0.71            1.52
     1997                    16.10       .83 E          (0.11)           0.72
     1996                    16.02       .89 E           0.15            1.04
-------------------------------------------------------------------------------
Tax Free Intermediate-Term Income Trust - Primary Class
     2000                   $15.68      $.67 F         ($0.59)         ($0.08)
     1999                    15.61       .67 F           0.08            0.75
     1998                    15.22       .67 F           0.39            1.06
     1997                    15.34       .68 F          (0.12)           0.56
     1996                    15.06       .68 F           0.28            0.96
-------------------------------------------------------------------------------

                                 Distributions
------------------------------------------------------------------------------
                    From Net        From Net                          Net Asset
For the Years       Investment      Realized Gain    Total            Value,
Ended March 31,     Income          On Investments   Distributions    End Year
------------------------------------------------------------------------------
Maryland Tax Free Income Trust - Primary Class
     2000           ($0.77)          ($0.06)          ($0.83)          $15.42
     1999            (0.78)           (0.05)           (0.83)           16.39
     1998            (0.81)           (0.11)           (0.92)           16.39
     1997            (0.83)           (0.07)           (0.90)           15.91
     1996            (0.86)           (0.05)           (0.91)           16.07
------------------------------------------------------------------------------
Pennsylvania Tax Free Income Trust - Primary Class
     2000           ($0.79)          ($0.02)          ($0.81)          $15.57
     1999            (0.80)           (0.05)           (0.85)           16.53
     1998            (0.81)           (0.03)           (0.84)           16.48
     1997            (0.83)           (0.19)           (1.02)           15.80
     1996            (0.89)           (0.07)           (0.96)           16.10
------------------------------------------------------------------------------
Tax Free Intermediate-Term Income Trust - Primary Class
     2000           ($0.67)           $ ---           ($0.67)          $15.09
     1999            (0.67)           (0.01)           (0.68)           15.68
     1998            (0.67)             ---            (0.67)           15.61
     1997            (0.68)             ---            (0.68)           15.22
     1996            (0.68)             ---            (0.68)           15.34
------------------------------------------------------------------------------

                             Ratios/Supplement Data

                                                                Net
                                                                Investment
                              Total Expenses  Net Expenses      Income to       Portfolio   Net Assets,
For the Years     Total       To Average      To Average        Average         Turnover    End of Year
Ended March 31,   Return A    Net Assets B    Net Assets C      Net Assets      Rate        (in thousands)
---------------------------------------------------------------------------------------------------------
Maryland Tax Free Income Trust - Primary Class
     2000           (0.79%)      .70% D         .70% D           4.94% D         23.00%         $141,953
     1999            5.16%       .70% D         .70% D           4.71% D         12.90%          166,458
     1998            8.97%       .70% D         .70% D           4.97% D         18.90%          154,468
     1997            4.73%       .67% D         .66% D           5.18% D          6.00%          145,974
     1996            7.11%       .59% D         .58% D           5.29% D          14.1%D         146,645
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Income Trust - Primary Class
     2000           (0.84%       .66% E         .66% E           5.03% E         28.60%          $69,195
     1999            5.54%       .70% E         .70% E           4.82% E         10.60%           75,093
     1998            9.80%       .71% E         .70% E           5.00% E         14.10%           68,048
     1997            4.61%       .67% E         .66% E           5.20% E         13.60%           64,875
     1996            6.52%       .54% E         .53% E           5.42% E         17.20%           65,275
---------------------------------------------------------------------------------------------------------
Tax Free Intermediate-Term Income Trust - Primary Class
     2000           0.58%        .70% F         .70% F           4.40% F         35.60%          $55,641
     1999           4.82%        .70% F         .70% F           4.24% F         17.90%           63,502
     1998           7.12%        .71% F         .70% F           4.34% F          9.00%           59,255
     1997           3.71%        .67% F         .66% F           4.43% F          8.90%           54,736
     1996           6.47%        .57% F         .56% F           4.41% F           ----           60,042
---------------------------------------------------------------------------------------------------------

A-Excluding sales charge, Sales charges have been waived since November 3, 1997. B-This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.
C-This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.
D-Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.55% until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, 0.96%; 1999, 0.94%; 1998, 0.93%; 1997, 0.96%; and 1996, 0.95%.
E-Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.50% until July 31, 1995; 0.55% until March 31, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, 1.02%; 1999, 1.00%; 1998, 1.00%; 1997, 1.04%; and 1996, 1.02%.
F-Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, 1.02%; 1999, 1.03%; 1998, 1.06%;
  1997, 1.11%; and 1996, 1.10%.

L e g g   M a s o n   T a x-F r e e   I n c o m e   F u n d

The following additional information about each fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o    call toll-free 1-800-822-5544
o    visit us on the Internet via http://www.leggmasonfunds.com
o    write to us at:  Legg Mason Wood Walker, Incorporated
                      100 Light Street, P.O. Box 1476
                      Baltimore, Maryland  21203-1476

Information about each fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549- 0102.


LMF-038                                               SEC file number 811-6223

LEGG MASON TAX-FREE INCOME FUND:
-------------------------------

      Navigator Class of Legg Mason Maryland Tax-Free Income Trust Navigator Class of Legg Mason Pennsylvania Tax-Free Income Trust Navigator Class of Legg Mason Tax-Free Intermediate-Term Income Trust



                    NAVIGATOR CLASS PROSPECTUS      July 31, 2000


                                     [LOGO]
                                      LEGG
                                      MASON
                                      FUNDS
                            THE ART OF INVESTING(SM)



        As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.


Not every fund listed in this  Prospectus  is  available  for  purchase in every
state.   Please  consult  your  Legg  Mason  Financial  Advisor  concerning  the availability of a particular fund.

T A B LE   O F   C O N T E N T S

A b o u t   t h e  f u n d s:
--------------------------------------------------------------------------------

          1      Investment objectives

          4      Principal risks

          6      Performance

          9      Fees and expenses of the funds

         10      Management

A b o u t  y o u r  i n v e s t m e n t:
--------------------------------------------------------------------------------

         11       How to invest

         13       How to sell your shares

         15       Account policies

         16       Services for investors

         17       Distributions and taxes

         18       Financial highlights

LEGG MASON TAX-FREE INCOME FUND

[icon]  I N V E S T M E N T  O B J E C T I V E S
-----

LEGG MASON MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, Inc. ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Maryland municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Pennsylvania municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances the fund will maintain at least 80% of its total assets in municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between two and ten years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. If the fund invests substantially in such instruments, the fund may not be pursuing its principal investment strategies and the fund may not achieve its investment objective.

[icon] P R I N C I P A L    R I S K S

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

INTEREST RATE RISK:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of each fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES:

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free Income Trust and Pennsylvania Tax-Free Income Trust, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION:

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting that sector than would a fund not following this practice.

Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK:

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there may be some risk of default by the issuer.

There is a risk that a fixed-income security could be downgraded or could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER RISKS:

Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Each of these factors may affect the ability of an issuer of municipal securities to meet its obligations. Efforts by the federal government to restructure the federal income tax system could adversely affect the value of municipal securities.

[icon] P E R F O R M A N C E

Each fund has two authorized classes of shares: Primary Class shares and Navigator Class shares. As of the date of this prospectus, Navigator Class shares of Maryland Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust have not yet commenced operations. The returns presented for these funds are for the Primary Class shares, which are not offered in this prospectus. Navigator Class shares and Primary Class shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Navigator Class shares would pay lower expenses, and therefore would have higher returns. Each class is subject to different expenses. The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of all dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future.

MARYLAND TAX-FREE INCOME TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)*

25%

20%

15%
                  12.16            14.81
10%
         8.32                                        7.69
5%                                                            5.59
                                            3.58
0%
                          -3.12
-5%                                                                   -3.36

         1992     1993     1994     1995    1996     1997     1998     1999

*The fund's year-to-date total return as of June 30, 2000 is 4.29%.

                      DURING THE PAST EIGHT CALENDAR YEARS:

                                  Quarter Ended          Total Return
                                 --------------          ------------
Best quarter:                    March 31, 1995                 5.73%
Worst quarter:                   March 31, 1994                -3.92%


In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
                                             1 YEAR    5 YEARS    LIFE OF CLASS
--------------------------------------------------------------------------------
Maryland Tax-Free Income Trust--
Primary Class                                -3.36%      5.50%         6.00%(a)
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index         -2.06%      6.91%         6.68%(b)
--------------------------------------------------------------------------------

(a) May 1, 1991 (commencement of operations of this class) to December 31, 1999.

(b) April 30, 1991 to December 31, 1999.

PENNSYLVANIA TAX-FREE INCOME TRUST - NAVIGATOR CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)*

16%

14%

12%

10%

8%

6%

4%

2%

0%

-2%
         -3.07
-4%
         1999

*The fund's year-to-date total return as of June 30, 2000 is 4.76%.

                         During the Last Calendar Year:

                                  Quarter Ended            Total Return
                                  -------------            ------------
Best quarter:                    March 31, 1999                   0.88%
Worst quarter:                    June 30, 1999                  -1.63%


In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
                                            1 YEAR            LIFE OF CLASS
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust--
Navigator Class                             -3.07%                 1.21%(a)
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index        -2.06%                 1.73%(b)
--------------------------------------------------------------------------------

(a) March 10, 1998 (commencement of operations of this class) to December 31, 1999.

(b)  March 1, 1998 to December 31, 1999.

TAX-FREE INTERMEDIATE-TERM INCOME TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)*


1993       1994      1995     1996      1997      1998      1999
----------------------------------------------------------------
9.95      -1.96     11.95     3.49      6.09      5.26      0.74



*The fund's year-to-date total return as of June 30, 2000 was 2.99%.

                      DURING THE PAST SEVEN CALENDAR YEARS:

                                  Quarter Ended            Total Return
                                  -------------            ------------
Best quarter:                    March 31, 1995                   4.70%
Worst quarter:                   March 31, 1994                  -2.83%

In the following table, the average annual total return for the years ended December 31, 1999 is compared with the Lehman Brothers Seven-Year Municipal Bond Index.

--------------------------------------------------------------------------------
                                      1 YEAR     5 YEARS   LIFE OF CLASS
--------------------------------------------------------------------------------
Tax-Free Intermediate-Term
Income Trust                           -0.74%      5.13%        4.88%(a)
--------------------------------------------------------------------------------
Lehman Brothers Seven-Year
Municipal Bond Index                   -0.14%      6.35%        5.77%(b)
--------------------------------------------------------------------------------

(a) November 9, 1992 (commencement of operations of this class) to December 31, 1999.

(b)  October 31, 1992 to December 31, 1999.

[icon] F E E S  A N D  E X P E N S E S  O F  T H E  F U N D S

The table below describes the fees and expenses you will incur as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.


                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)


                                     Maryland     Pennsylvania       Tax-Free
                                     Tax-Free         Tax-Free   Intermediate
                                     --------     ------------   ------------

Management fees (a)                   0.55%           0.55%            0.55%

Distribution and/or Service
(12b-1) fees                           None            None             None

Other Expenses (b)                    0.16%           0.26%            0.22%

Total Annual Fund Operating
Expenses (a)                          0.71%           0.81%            0.77%


(a) The adviser has voluntarily agreed to waive fees so that Navigator Class share expenses (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) do not exceed an annual rate of 0.45% of average daily net assets attributable to Navigator Class shares of each fund. These waivers remain in effect until the earlier of August 1, 2001 or when the fund's net assets reach the following level: Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million. With these waivers, the management fee and total operating expenses are as follows: 0.29% and 0.45% for Maryland Tax-Free; 0.19% and 0.45% for Pennsylvania Tax-Free; and 0.23% and 0.45% for Tax-Free Intermediate.

(b) Other expenses for Maryland Tax-Free and Tax-Free Intermediate are based on estimated amounts for the current fiscal year.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
                              1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Maryland Tax-Free                $73         $227        $395         $883
--------------------------------------------------------------------------------
Pennsylvania Tax-Free            $83         $259        $450        $1002
--------------------------------------------------------------------------------
Tax-Free Intermediate            $79         $246        $428         $954
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

MANAGER AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants and lawyers. Each fund has contracted to pay LMFA a fee equal to an annual rate of 0.55% of each fund's average daily net assets.

Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland, 21202, is the funds' adviser. As adviser, LM Trust is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LMFA, not each fund, pays LM Trust for providing advisory services to the funds.

For its services during the fiscal year ended March 31, 2000, the funds paid LMFA the following percentages of their average daily net assets (net of any fee waivers):

          Maryland Tax-Free                           0.29%
          Pennsylvania Tax-Free                       0.19%
          Tax-Free Intermediate                       0.23%

On June 1, 2000, LMFA became the manager and LM Trust the investment adviser to the funds. The advisory personnel who previously managed the funds as employees of Legg Mason Capital Management, Inc. ("LMCM"), continue to do so as employees of LM Trust.

PORTFOLIO MANAGEMENT:

An investment committee is responsible for the day-to-day management of each fund.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares pursuant to separate Underwriting Agreements. Each Underwriting Agreement obligates Legg Mason to pay certain expenses for offering fund shares, including compensation to financial advisors, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.

Legg Mason, LMFA and LM Trust may pay non-affiliated entities out of their own assets to support the distribution of Navigator Class shares and shareholder servicing.

Legg Mason, LMFA, LMCM and LM Trust are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

Navigator Class shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust, fsb for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

o Qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million.

o    Any qualified retirement plan having net assets of at least $300 million.

o Clients of Bartlett who, as of December 19, 1996, were shareholders of Bartlett Short-Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

o Any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

o Certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity.

o Shareholders of Class Y shares of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999.

o Any open-end management investment company advised or managed by LMFA or LMFM or by any person controlling, controlled by, or under common control with LMFA or LMFM.

Prior to or concurrent with the initial purchase of Navigator Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Advisors, Inc. ("LMIA"), at the following address: Legg Mason, P.O. Box 17635, Baltimore, Maryland 21297-1635, Attn: LMIA.

Eligible investors may purchase Navigator Class shares by contacting LMIA directly or through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Class shares.

Customers of certain Institutional Clients that have omnibus accounts with the funds' transfer agent can purchase shares through those Institutions. Legg Mason may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This prospectus should be read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this prospectus.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the funds' net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the funds' net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to the selling organization.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Navigator Class shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone Legg Mason at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:
State Street Bank and Trust Company
ABA #011-000-028
DDA #99014649
Legg Mason [insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of Navigator Class shares of a specific fund and include the account name and number.

Primary Class shares of the funds are offered through a separate prospectus.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Navigator Class shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason, P.O. Box 17635, Baltimore, Maryland 21297-1635, Attn: LMIA (2) by calling 1-888-425-6432, or (3) by wire communication. In each case, the investor should first notify Legg Mason at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, Legg Mason will redeem fund shares at that day's net asset value per share. Requests for redemption received by Legg Mason after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason by calling 1-888-425-6432.

Customers  of   Institutional   Clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Payment of the proceeds of redemption normally will be made by wire one business day after receipt of a redemption request in good order. Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Each fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor

Institutions  that do not,  based on credit  guidelines,  satisfy  such  written
standards  or   procedures.   Any  fund  may  change  the  signature   guarantee
requirements from time to time without prior notice to shareholders.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Class share is determined daily as of the close of the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Navigator Class share price, the fund's assets attributable to Navigator Class shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors. Each fund may use fair value pricing instead of market quotations to value a security if a fund's Valuation Committee believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on a current sale of the security.

Securities for which market quotations are readily available are valued at the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are valued at amortized cost.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates regarding Navigator Class shares.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time;

o    change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission (SEC).

[icon]  S E R V I C E S  F O R  I N V E S T O R S

CONFIRMATION AND ACCOUNT STATEMENTS:

Confirmations will be sent to Institutional Clients after each transaction involving Navigator Class shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

ACCOUNT REGISTRATION CHANGES:

Changes in registration or account privileges may be made in writing to Legg Mason. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

Legg Mason
P.O. Box 17635
Baltimore, Maryland  21297-1635
Attn:  LMIA

EXCHANGE PRIVILEGE:

Navigator Class shares of a fund may be exchanged for shares of the Legg Mason Cash Reserve Trust or Navigator Class shares of any other Legg Mason funds except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon]  D I S T R I B U T I O N S   A N D   T A X E S

Each fund declares any dividends from its net investment income daily and pays them monthly.

Dividends from any net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the same class of shares of the distributing fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next dividend and/or other distribution is paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

A dividend will be an "exempt-interest" dividend if, at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. Government obligations also are exempt from those taxes. Similarly, individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends and other distributions are taxable to investors whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes taxable net investment income and net short-term capital gain) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon]   F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand Pennsylvania Tax-Free's financial performance since inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-888-425-6432.


                              Investment Operations
------------------------------------------------------------------------------
                           Net Asset   Net         Net Realized     Total From
                           Value,      Investment  And Unrealized   Investment
For the Years              Beginning   Income      Gain/(Loss) on   Operations
Ended March 31,            of Year                 Investments
------------------------------------------------------------------------------

Pennsylvania Tax Free Income Trust - Navigator Class
     2000                   $16.53      $.82 C        ($0.94)       ($0.12)
     1999                    16.48       .84 C          0.10          0.94
     1998 D                  16.44       .05 C          0.04          0.09
------------------------------------------------------------------------------



                                 Distributions

------------------------------------------------------------------------------
                  From Net         From Net         Total            Net Asset
For the Years     Investment       Realized Gain    Distributions    Value,
Ended March 31,   Income           On Investments                    End Year
------------------------------------------------------------------------------

Pennsylvania Tax Free Income Trust - Navigator Class
     2000           ($0.82)          ($0.02)          ($0.84)           15.57
     1999           ( 0.84)          ( 0.05)          ( 0.89)           16.53
     1998 D         ( 0.05)            ----           ( 0.05)           16.48

------------------------------------------------------------------------------

                             Ratios/Supplement Data

                                                                Net
                                                                Investment
                              Total Expenses  Net Expenses      Income to       Portfolio
For the Years     Total       To Average      To Average        Average         Turnover     Net Assets,
Ended March 31,   Return A    Net Assets B    Net Assets C      Net Assets      Rate         End of Year
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Income Trust - Navigator Class

     2000           (0.62%)      .45% C         .45% C           5.13% C         28.60%         $66,000
     1999            5.79%       .46% C         .45% C           5.04% C         10.60%         277,000
     1998 D          0.55%       .45% C,F       .45% C, F        4.82% C, F      14.1% F         90,000


A-This ratio reflects total expenses before  compensating  balance credits,  but net of the voluntary expense waivers described below.
B-This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.
C-Net of fees waived by the adviser in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the years ended March 31, 2000, 0.81%; 1999, 0.75%; and for the period ended March 31, 1998, 0.75%.
D-For the period March 10, 1998 (commencement of sale of Navigator Class shares)
  to March 31, 1998.
E-Not annualized.
F-Annualized.

Legg  Mason Tax-Free Income Fund

The following additional information about each fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-888-425-6432
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland  21203-1476
                           Attn:  LMIA

Information about each fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549- 0102.

LMF-038                                               SEC file number  811-6223

                        LEGG MASON TAX-FREE INCOME FUND:
                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust

                 PRIMARY CLASS SHARES and NAVIGATOR CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2000

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for Primary Class shares and for Navigator Class shares of the funds, each dated July 31, 2000, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' annual report is incorporated by reference into this Statement of Additional Information. Copies of either the annual report or the Prospectuses are available without charge by writing or calling the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).



                             Legg Mason Wood Walker,
                                  Incorporated
               --------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                         PAGE

DESCRIPTION OF THE FUNDS....................................................3
FUND POLICIES...............................................................3
INVESTMENT STRATEGIES AND RISKS.............................................4
SPECIAL FACTORS AFFECTING MARYLAND TAX-FREE AND PENNSYLVANIA TAX-FREE......15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................19
ADDITIONAL TAX INFORMATION.................................................20
VALUATION OF FUND SHARES...................................................23
PERFORMANCE INFORMATION....................................................23
MANAGEMENT OF THE TRUST....................................................29
THE FUNDS' INVESTMENT ADVISER/MANAGER......................................31
THE FUNDS' DISTRIBUTOR.....................................................33
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................36
DESCRIPTION OF THE TRUST...................................................37
OTHER INFORMATION..........................................................38
THE TRUST'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...........38
THE TRUST'S LEGAL COUNSEL..................................................38
THE TRUST'S INDEPENDENT ACCOUNTANTS........................................38
FINANCIAL STATEMENTS.......................................................38
APPENDIX A - RATINGS OF SECURITIES........................................A-1





         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

         Legg Mason Tax-Free Income Fund ("Trust") is an open-end management investment company which was established as a Massachusetts business trust under a Declaration of Trust dated November 21, 1990. Legg Mason Maryland Tax-Free Income Trust ("Maryland Tax-Free"), Legg Mason Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and Legg Mason Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") are separate series of the Trust.

                                  FUND POLICIES

         Maryland Tax-Free's investment objective is to seek a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. Pennsylvania Tax-Free's investment objective is to seek a high level of current income exempt from federal income tax and Pennsylvania personal income tax, consistent with prudent investment risk and preservation of capital. Tax-Free Intermediate's investment objective is to seek a high level of current income exempt from federal income tax, consistent with prudent investment risk.

         The following information supplements the information concerning each fund's investment objectives, policies and limitations found in the Prospectuses. Each fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of the shareholders of that fund. The following are each fund's fundamental investment limitations set forth in their entirety. Each fund may not:

         1. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the fund; provided that borrowings, including reverse repurchase agreements, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings, including reverse repurchase agreements, exceed 5% of its total assets);

         2. Issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that the Trust may issue separate series of shares in accordance with its Declaration of Trust;

         3. Underwrite the securities of other issuers except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         4. Buy or hold any real estate other than municipal bonds secured by real estate or interests therein;

         5. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell interest rate futures contracts, options on securities indexes and options on interest rate futures contracts;

         6. Purchase or sell any oil, gas or mineral exploration or development programs;

         7. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         8. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of interest rate futures contracts and options on interest rate futures contracts;

         9. Make short sales of securities or maintain a short position, except that the fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box" (although not a fundamental policy, the fund does not intend to make short sales in excess of 5% of its assets during the coming year);

         10. Invest 25% or more of its total assets in the securities of issuers in any one industry, provided that this limitation does not apply to (a) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements thereon; (b) Pennsylvania municipal obligations for Pennsylvania Tax-Free and Maryland municipal obligations for Maryland Tax-Free; and (c) municipal obligations for Tax-Free Intermediate. For the purpose of this restriction, private activity bonds issued by non-governmental users will not be considered municipal obligations.

         The investment objective and fundamental investment limitations of each fund, described in the preceding paragraphs and in the Prospectus, may be changed only with the vote of a majority of the fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or
(2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         As a non-fundamental investment limitation (which may be changed by the vote of the Trust's Board of Trustees without shareholder approval), each fund will not invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

         If any percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of total assets of a fund will not be considered a violation of any of the foregoing fundamental or non-fundamental limitations. If through a change in values, net assets or other circumstances, a fund was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

         Unless otherwise specified, the funds' investment policies and limitations set forth in the prospectuses or this Statement of Additional Information are not fundamental and can be changed without shareholder approval. Each fund anticipates being as fully invested as practicable in municipal obligations; however, there may be occasions when, as a result of maturities of portfolio securities, or sales of a fund's shares, or in order to meet anticipated redemption requests, a fund may hold cash which is not earning income or make use of repurchase agreements, the income from which would be taxable.

                         INVESTMENT STRATEGIES AND RISKS

         The following information applies to all of the funds:

Municipal Obligations

         Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. Interest on certain tax-exempt PABs will constitute a tax preference item for purposes of the federal alternative minimum tax ("Tax

Preference  Item").  Accordingly,   under  normal  circumstances,   each  fund's
investment in obligations the interest on which is a Tax Preference Item, including PABs, will be limited to a maximum of 20% of its total assets.

         Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

         The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of the PABs is usually directly related to the credit standing of the corporate user of the facilities.

         The municipal obligations in which each fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, a fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives a fund a specified, undivided pro rata interest in the total amount of the obligation.

         Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase contracts or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

         In determining the liquidity of a municipal lease obligation, the adviser will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well established method of securing payment of a municipal obligation. A fund's investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the adviser determines, pursuant to guidelines established by the Board of Trustees, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

         The municipal obligations in which each fund may invest also include zero coupon bonds and deferred interest bonds, although each fund currently does not intend to invest more than 5% of the value of its total assets in such instruments during the coming year. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.
Like other municipal securities, the price can also reflect a premium or discount to par reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a delay before the regular payment of interest begins. Such instruments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such instruments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each fund will accrue income on such investments for accounting purposes, which income must be distributed to shareholders for tax purposes.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

         Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, Maryland state and local income taxes and Pennsylvania personal income tax, and to the lack of treatment of that interest as a Tax Preference Item, respectively, are rendered by counsel to the issuers at the time of issuance. Neither the funds nor the adviser will independently review the basis for such opinions.

         The United States Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. It can be expected that, as in the past, proposals will be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. Proposals also may be introduced in state legislatures which could affect the state tax treatment of each fund's distributions. If any such proposals were enacted, the availability of municipal obligations for investment by the funds and the value of their assets could be materially and adversely affected. In such event, each fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution.

Concentration

         Each fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one issue of bonds (such as proposed legislation affecting healthcare or the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects) would most likely affect other bonds in the same segment, thereby potentially increasing market risk. As a result, each fund is subject to greater risk than other funds that do not follow this practice.

When-Issued Securities

         Each fund may enter into commitments to purchase municipal obligations or other securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When a fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Each fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

         Delivery of and payment for when-issued securities normally take place 15 to 45 days after the date of the commitment. Interest rates on when-issued securities are normally fixed at the time of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Thus, fluctuation in the value of the security from the purchase date will affect a fund's net asset value, and share price. Typically, no interest accrues to the purchaser until the security is delivered.

         With regard to each such commitment, a fund maintains in a segregated account with the custodian, commencing on the date of such commitment, cash, U.S. government securities or other appropriate liquid debt securities at least equal in value to the purchase price for the when-issued securities due on the settlement date. Each fund only makes when-issued commitments with the intention of actually acquiring the securities subject thereto, but a fund may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, a fund meets its obligations from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation).

Callable Bonds

         Callable municipal bonds are municipal bonds which carry a provision permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. If the proceeds of a bond owned by a fund called under circumstances favorable to the issuer are reinvested, the result may be a lower overall yield on such proceeds upon reinvestment because of lower prevailing interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the funds, depending on the price at which such bonds were redeemed.

         Each callable bond is "marked-to-market" daily based on the bond's call date so that the call of some or all of a fund's callable bonds is not expected to have a material impact on that fund's net asset value. In light of the previously described pricing policies and because each fund follows certain amortization procedures required by the Internal Revenue Service, each fund does not expect to suffer any material adverse impact in connection with a call of bonds purchased at a premium. Notwithstanding such policies, however, as with any investment strategy, a call may have a more substantial impact than anticipated.

         Callable bonds generally have call-protection (that is, a period of time during which the bonds may not be called) which usually lasts for 7 to 10 years from the date of issue, after which time such bonds may be redeemed by the issuer. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If interest rates decline as the call-protection on callable bonds expires, there is an increased likelihood that a number of such bonds may in fact be redeemed by the issuers.

Stand-By Commitments

         Each fund may acquire "stand-by commitments" with respect to its investments in municipal obligations. A stand-by commitment is a put (that is, the right to sell the underlying security within a specified period of time at a specified exercise price that may be sold, transferred or assigned only with the underlying security) that entitles the fund to same-day settlement. Under a stand-by commitment, a broker, dealer or bank agrees to purchase, at the fund's option, specified municipal obligations at amortized cost plus accrued interest. The total amount paid for outstanding stand-by commitments held by a fund will not exceed 25% of the fund's total assets calculated immediately after each stand-by commitment is acquired.

         When a fund exercises a stand-by commitment that it has acquired from a dealer with respect to municipal obligations held by it, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition) less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

         A stand-by commitment is not transferable by a fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Each fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

         Each fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments would not affect the average weighted maturity of the assets of a fund.

Fixed, Variable and Floating Rate Obligations

         Each fund may invest in fixed, variable and floating rate municipal obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes; that is, the market value of fixed-rate obligations generally declines when market interest rates increase, and increases when market interest rates decline. If interest rates decline below the coupon rate, generally the obligation sells at a premium. Should interest rates increase above the coupon rate, generally the obligation sells at a discount. The magnitude of such fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.
         Variable rate obligation coupons are not fixed for the full term of the obligation, but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

         By investing in variable rate obligations, a fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forego the opportunity for, respectively, capital appreciation of its portfolio investments and of their shares. Should interest rates increase, the yield of the fund will increase, and the fund and its shareholders will forego the opportunity for, respectively, capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of a fund's assets that may be invested in variable rate obligations. However, each fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

         Floating  rate  obligations  also are not fixed,  but are  adjusted  as
specified   benchmark   interest  rates  change.   In  other   respects,   their
characteristics are similar to variable rate obligations, as discussed above.

         Each fund may also invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest. These notes may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. Because each fund invests in such securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a fund. Floating rate demand notes have an interest rate related to a known lending rate, such as the prime rate, and are automatically adjusted when such known rate changes. Such securities often react to changes in market interest rates in a manner similar to shorter-term securities that mature at the time of the next interest rate reset for the variable or floating rate instrument. In calculating its dollar-weighted average maturity, a fund may determine the maturity of a variable or floating rate note according to the interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity.

Yield Factors and Ratings

         The yield of a municipal obligation is dependent on a variety of factors, including general municipal securities market conditions, general fixed-income market conditions, the financial condition of the issuer, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue and expectations regarding changes in income tax rates.

         Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch") are private services that provide ratings of the credit quality of obligations. A description of the ratings assigned to obligations by Moody's, S&P and Fitch is included in Appendix A. A fund may consider these ratings in determining whether to purchase, sell or hold a security. The ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the obligations which they undertake to rate. Ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may not make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

         Each fund may only invest in investment grade securities. Investment grade securities are those rated within the four highest grades by Moody's, S&P, or Fitch or, if unrated, deemed by the adviser to be of comparable quality. Subsequent to its purchase by a fund, an issue of obligations may cease to be rated or its rating may be reduced below investment grade. If as a result of such a downgrading, or, for unrated securities, if the adviser determines they are no longer of comparable quality to investment grade securities, more than 5% of a fund's total assets are represented by securities rated below investment grade or the equivalent, the adviser will, as soon as practicable consistent with achieving an orderly disposition of the securities, sell such holdings until they represent 5% or less of the fund's total assets. Securities rated below investment grade are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher rated securities. These securities may be less liquid which means that the funds may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. The adviser will carefully monitor the continuing creditworthiness of issuers that have been downgraded.

         In addition to the agency ratings, there are other criteria which will be used by the adviser in selecting securities for a fund. Consideration will be given to the maturity and duration of each bond as well as its effect on the overall average maturity and duration of the portfolio. Analysis of the current and historical yield spreads is done to determine the relative value in any bond considered for purchase. The coupon level and call features also figure in the decision on the relative merits of an investment. Consideration is also given to the type of bond - whether it is a general obligation or a revenue bond. In addition to this examination of bond characteristics, significant effort is devoted to analysis of the creditworthiness of the bond issuer at the time of purchase and on an ongoing basis.

Securities Lending

         Each fund may engage in securities lending and may invest in zero coupon and deferred interest bonds. Any income from securities lending would be taxable.

         A fund may lend portfolio securities to dealers in municipal securities, brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of taxable interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. A fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The funds do not have the right to vote securities on loan, but each fund would terminate the loan and regain the right to vote if voting was considered important with respect to the investment. The risks of securities lending are similar to those of reverse repurchase agreements. Because interest from securities lending is taxable, each fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

Reverse Repurchase Agreements

         A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

         When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds are invested would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement at a rate lower than the cost of the agreement, engaging in the agreement will lower the fund's yield. While engaging in reverse repurchase agreements, each fund will maintain cash or other appropriate liquid securities in a segregated account at its custodian bank with a value at least equal to the fund's obligation under the agreements.

         The ability of a fund to engage in reverse repurchase agreements is subject to the fund's fundamental investment limitation concerning borrowing described above.

Repurchase Agreements

         A repurchase agreement is an agreement under which U.S. government obligations or other high-quality debt securities are acquired by a fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. The resale price reflects an agreed interest rate effective for the period the securities are held and is unrelated to the interest rate provided by the securities. In these transactions, the securities acquired by the fund are held by a custodian bank until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreements. Repurchase agreements are usually for periods of one week or less, but may be for longer periods. Each fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. A fund's income from repurchase agreements would be taxable.

         A fund may suffer a loss to the extent that proceeds from the sale upon a default of the obligation to repurchase are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, the adviser has adopted standards for the parties with whom it will enter into repurchase agreements that it believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

Other Taxable Investments

         For temporary, defensive purposes, when, in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the funds may invest in taxable short-term investments consisting of: (i) obligations of the U.S. Government, its agencies and instrumentalities; (ii) certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; (iii) commercial paper or other corporate notes of high quality; and
(iv) any of such items subject to short-term repurchase agreements.

Futures and Option Strategies

         To protect against the effect of adverse changes in interest rates, each fund may purchase and sell interest rate futures contracts and options on securities indexes, and may purchase put options on interest rate futures contracts (practices known as "hedging"). A fund may purchase put options on interest rate futures contracts or sell interest rate futures contracts (that is, enter into a futures contract to sell the underlying security) to attempt to reduce the risk of fluctuations in its share value. A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase the underlying security) to attempt to establish more definitely the return on securities the fund intends to purchase. The funds may not use these instruments for speculation or leverage. In addition, a fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Any gains from futures and options transactions would be taxable.

         The success of a fund's strategies in reducing risks depends on may factors, the most significant of which is the adviser's ability to predict market interest rate changes correctly, which differs from its ability to select portfolio securities. In addition, a hedge could be unsuccessful if the changes in the value of a fund's futures contract or option positions do not correlate to the changes in the value of its investments. It is also possible that a fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that a fund may need to sell a portfolio security at a disadvantageous time, due to the need for the fund to maintain "cover" or to segregate securities in connection with hedging transactions. Because the markets for futures and options are not always liquid, a fund may be unable to close out or liquidate its hedged position and may be locked in during a market decline. The adviser attempts to minimize the possible negative effects of these factors through careful selection and monitoring of each fund's futures and options positions. The adviser is of the opinion that a fund's investments in futures transactions will not have a material adverse effect on that fund's liquidity or ability to honor redemptions.

         The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the adviser in managing the portfolios. While utilization of options, future contracts and similar instruments may be advantageous to a fund, if the adviser is not successful in employing such instruments in managing a fund's investments or in predicting interest rate changes, that fund's performance will be worse than if the fund did not use such instruments. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase that fund's expenses and reduce its yield.

         Each fund's current policy is to limit options and futures transactions to those described above. Each fund currently does not intend to purchase put and call options having a value in excess of 5% of its total assets.

Interest Rate Futures Contracts

         Interest rate futures contracts, which are traded on commodity futures exchanges, provide for the sale by one party and the purchase by another party of a specified type and amount of financial instruments (or an index of financial instruments) at a specified future date. Interest rate futures contracts currently exist covering such financial instruments as U.S. Treasury bonds, notes and bills, Government National Mortgage Association certificates, bank certificates of deposit and 90-day commercial paper. An interest rate futures contract may be held until the underlying instrument is delivered and paid for on the delivery date, but most contracts are closed out before then by taking an offsetting position on a futures exchange.

         A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase an underlying financial instrument) when it intends to purchase fixed income securities but has not yet done so. This

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

strategy is sometimes called an anticipatory hedge. This strategy is intended to minimize the effects of an increase in the price of the securities the fund intends to purchase (but may also reduce the effects of a decrease in price), because the value of the futures contract would be expected to rise and fall in the same direction as the price of the securities the fund intends to purchase. The fund could purchase the intended securities either by holding the contract until delivery and receiving the financial instrument underlying the futures contract, or by purchasing the securities directly and closing out the futures contract position. If the fund no longer wished to purchase the securities, it would close out the futures contract before delivery.

         A fund may sell a futures contract (that is, enter into a futures contract to sell an underlying financial instrument) to offset price changes of securities it already owns. This strategy is intended to minimize any price changes in the securities the fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the fund. The funds do not expect ordinarily to hold futures contracts they have sold until delivery or to use securities they own to satisfy delivery requirements. Instead, each fund expects to close out such contracts before the delivery date.

         The prices of interest rate futures contracts depend primarily on the value of the instruments on which they are based, the price changes of which, in turn, primarily reflect changes in current interest rates. Because there are a limited number of types of interest rate futures contracts, it is likely that the standardized futures contracts available to a fund will not exactly match the securities the fund wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. Because fixed income instruments all respond similarly to changes in interest rates, however, a futures contract, the underlying instrument of which differs from the securities the fund wishes to hedge or intends to purchase, may still provide protection against changes in interest rate levels. To compensate for differences in historical volatility between positions a fund wishes to hedge and the standardized futures contracts available to it, the fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

Futures Trading

         If a fund does not wish to hold a futures contract position until the underlying instrument is delivered and paid for on the delivery date, it may attempt to close out the contract by entering into an offsetting position on a futures exchange that provides a secondary market for the contract. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the fund had sold) at the current price as determined on the futures exchange. A fund's gain or loss on closing out a futures contract depends on the difference between the price at which the fund entered into the contract and the price at which the contract is closed out. Transaction costs in opening and closing futures contracts must also be taken into account. There can be no assurance that a fund will be able to offset a futures position at the time it wishes to, or at a price that is advantageous. If a fund were unable to enter into an offsetting position in a futures contract, it might have to continue to hold the contract until the delivery date, in which case it would continue to bear the risk of price fluctuation in the contract until the underlying instrument was delivered and paid for.

         At the time a fund enters into an interest rate futures contract, it is required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 5% or less of the value of the futures contract. Initial margin is in the nature of a good faith deposit or performance bond, and is returned to the fund when the futures position is terminated, after all contractual obligations have been satisfied. Futures margin does not represent a borrowing by a fund, unlike margin extended by a securities broker, and depositing initial margin in connection with futures positions does not constitute purchasing securities on margin for the purposes of a fund's investment limitations. Initial margin may be maintained either in cash or in appropriate liquid securities such as U.S. government securities.

         As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against a fund (i.e., the fund's futures position declines in

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

value), the fund may be required to make payments to the FCM, and, conversely, the fund may be entitled to receive payments from the FCM if the value of its futures position increases. This process is known as marking-to-market and takes place on a daily basis.

         In addition to initial margin deposits, a fund will instruct its custodian to segregate additional cash and appropriate liquid securities to cover its obligations under futures contracts it has purchased. The value of the assets held in the segregated account will be equal to the daily market value of all outstanding futures contracts purchased by a fund, less the amount deposited as initial margin. When a fund has sold futures contracts to hedge securities it owns, it will not sell those securities (or lend to another party) while the contracts are outstanding, unless it substitutes other similar securities for the securities sold or lent. A fund will not sell futures contracts with a value exceeding the value of securities it owns, except that a fund may do so to the extent necessary to adjust for differences in historical volatility between the securities owned and the contracts used as a hedge.

Risks of Interest Rate Future Contracts

         By purchasing an interest rate futures contract, a fund in effect becomes exposed to price fluctuations resulting from changes in interest rates, and by selling a futures contract a fund neutralizes those fluctuations. If interest rates fall, a fund would expect to profit from an increase in the value of the instrument underlying a futures contract it had purchased, and if interest rates rise, a fund would expect to offset the resulting decline in the value of the securities it owns by profits in a futures contract it has sold. If interest rates move in the direction opposite that which was contemplated at the time of purchase, however, a fund's positions in futures contracts could have a negative effect on the fund's net asset value. If interest rates rise when a fund has purchased futures contracts, the fund could suffer a loss in its futures positions. Similarly, if interest rates fall, losses in a futures contract a fund has sold could negate gains on securities the fund owns, or could result in a net loss to the fund. In this sense, successful use of interest rate futures contracts by a fund will depend on the adviser's ability to hedge the fund in the correct way at the appropriate time.

         Other than the risk that interest rates will not move as expected, the primary risk in employing interest rate futures contracts is that the market value of the futures contracts may not move in concert with the value of the securities a fund wishes to hedge or intends to purchase. This may result from differences between the instrument underlying the futures contracts and the securities a fund wishes to hedge or intends to purchase, as would be the case, for example, if a fund hedged U.S. Treasury bonds by selling futures contracts on U.S. Treasury notes.

         Even if the securities which are the objects of a hedge are identical to those underlying the futures contract, there may not be perfect price correlation between the two. Although the value of interest rate futures contracts is primarily determined by the price of the underlying financial instruments, the value of interest rate futures contracts is also affected by other factors, such as current and anticipated short-term and long-term interest rates, the time remaining until expiration of the futures contract, and conditions in the futures markets, which may not affect the current market price of the underlying financial instruments in the same way. In addition, futures exchanges establish daily price limits for interest rate futures contracts, and may halt trading in the contracts if their prices move upward and downward more than a specified daily limit on a given day. This could distort the relationship between the price of the underlying instrument and the futures contract, and could prevent prompt liquidation of unfavorable futures positions. The value of a futures contract may also move differently from the price of the underlying financial instrument because of inherent differences between the futures and securities markets, including variations in speculative demand for futures contracts and for debt securities, the differing margin requirements for futures contracts and debt securities, and possible differences in liquidity between the two markets.

Put Options on Interest Rate Futures Contracts

         Purchasing a put option on an interest rate futures contract gives a fund the right to assume a seller's position in the contract at a specified exercise price at any time up to the option's expiration date. In return for

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

this right, the fund pays the current market price for the option (known as the option premium), as determined on the commodity futures exchange where the option is traded.

         A fund may purchase put options on interest rate futures contracts to hedge against a decline in the market value of securities the fund owns. Because a put option is based on a contract to sell a financial instrument at a certain price, its value will tend to move in the opposite direction from the price of the financial instrument underlying the futures contract; that is, the put option's value will tend to rise when prices fall, and fall when prices rise. By purchasing a put option on an interest rate futures contract, a fund would attempt to offset potential depreciation of securities it owns by appreciation of the put option. This strategy is similar to selling the underlying futures contract directly.

         A fund's position in a put option on an interest rate futures contract may be terminated either by exercising the option (and assuming a seller's position in the underlying futures contract at the option's exercise price) or by closing out the option at the current price as determined on the futures exchange. If the put option is not exercised or closed out before its expiration date, the entire premium paid would be lost by a fund. A fund could profit from exercising a put option if the current market value of the underlying futures contract were less than the sum of the exercise price of the put option and the premium paid for the option because the fund would, in effect, be selling the futures contract at a price higher than the current market price. A fund could also profit from closing out a put option if the current market price of the option is greater than the premium the fund paid for the option. Transaction costs must also be taken into account in these calculations. A fund may close out an option it had purchased by selling an identical option (that is, an option on the same futures contract, with the same exercise price and expiration date) in a closing transaction on a futures exchange that provides a secondary market for the option. A fund is not required to make futures margin payments when it purchases an option on an interest rate futures contract.

         Compared to the purchase or sale of an interest rate futures contract, the purchase of a put option on an interest rate futures contract involves a smaller potential risk to a fund, because the maximum amount at risk is the premium paid for the option (plus related transaction costs). If prices of debt securities remain stable, however, purchasing a put option may involve a greater probability of loss than selling a futures contract, even though the amount of the potential loss is limited. The adviser will consider the different risk and reward characteristics of options and futures contracts when selecting hedging instruments.

Risks of Transactions in Options on Interest Rate Futures Contracts

         Options on interest rate futures contracts are subject to risks similar to those described above with respect to interest rate futures contracts. These risks include the risk that the adviser may not hedge a fund in the correct way at the appropriate time, the risk of imperfect price correlation between the option and the securities being hedged, and the risk that there may not be an active secondary market for the option. There is also a risk of imperfect price correlation between the option and the underlying futures contract.

         Although the adviser will purchase and write only those options for which there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular option at any particular time. If there were no liquid secondary market for a particular option, a fund might have to exercise an option it had purchased in order to realize any profit, and might continue to be obligated under an option it had written until the option expired or was exercised.

Regulatory Notification of Futures and Options Strategies

         The Trust has filed on behalf of the funds a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Under regulations adopted by the CFTC, futures contracts and related options may be used by a fund
(a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the fund, together with the amount of premiums paid

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

by the fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the fund's net assets. Each fund will not purchase futures contracts or related options if as a result more than 25% of the fund's total assets would be so invested. These limits on the funds' investments in futures contracts are not fundamental and may be changed by the Board of Trustees as regulatory agencies permit. Each fund will not modify these limits to increase its permissible futures and related options activities without supplying additional information in a supplement to a current Prospectus or Statement of Additional Information that has been distributed or made available to the fund's shareholders.

      SPECIAL FACTORS AFFECTING MARYLAND TAX-FREE AND PENNSYLVANIA TAX-FREE

Overview

         Because Maryland Tax-Free and Pennsylvania Tax-Free each focus investments in a specific state, certain risks associated with investment in each such fund are more pronounced if those funds' investments were more widely diversified. These risks include the possible enactment of new legislation in the applicable state which could affect Maryland or Pennsylvania municipal obligations, economic factors which could affect these obligations and varying levels of supply and demand for Maryland or Pennsylvania municipal obligations.

         The following only highlights some of the more significant financial trends and problems and is based on information drawn from official statements and prospectuses relating to securities offerings of the states of the United States, the State of Maryland and the Commonwealth of Pennsylvania, their agencies and instrumentalities, as available on the date of this Statement of Additional Information. The funds assume no obligation to update this information.

Maryland Tax-Free

         STATE DEBT The Maryland Constitution prohibits the contracting of State general obligation debt unless it is authorized by a law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt is paid. As a uniform practice, each separate enabling act which authorizes the issuance of general obligation bonds for a given object or purpose has specifically levied and directed the collection of an ad valorem property tax on all taxable property in the State. The Board of Public Works is directed by law to fix by May 1 of each year the precise rate of such tax necessary to produce revenue sufficient for debt service requirements of the next fiscal year, which begins July 1. However, the taxes levied need not be collected if or to the extent that funds sufficient for debt service requirements in the next fiscal year have been appropriated in the annual State budget. Accordingly, the Board, in annually fixing the rate of property tax after the end of the regular legislative session in April, takes account of appropriations of general funds for debt service.

         There is no general debt limit imposed by the Maryland Constitution or public general laws, but a special committee created by statute annually submits to the Governor an estimate of the maximum amount of new general obligation debt that prudently may be authorized. Although the committee's responsibilities are advisory only, the Governor is required to give due consideration to the committee's findings in preparing a preliminary allocation of new general debt authorization for the ensuing fiscal year. The continuation of the credit ratings on State debt is dependent upon several economic and political factors, including the ability to continue to fund a substantial portion of the debt service on general obligation debt from general fund revenues in the annual State budget or to raise the rate of State property tax levies, and the ability to maintain the amount of authorized debt within the range of affordability.

         Consolidated Transportation Bonds are limited obligations issued by the Maryland Department of Transportation, the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail or aviation facilities or any combination of such facilities. Debt service on Consolidated Transportation Bonds is payable from those portions of the excise tax on each gallon of motor vehicle fuel and the motor vehicle titling tax, all mandatory motor vehicle registration fees, motor carrier fees, and the corporate income tax as are credited to the Maryland Department of Transportation, plus

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

all departmental operating revenues and receipts. Holders of such bonds are not entitled to look to other sources for payment.

         The Maryland Transportation Authority operates certain highway, bridge and tunnel toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under, and secured by, a trust agreement between the Authority and a corporate trustee. As of March 31, 1999, $340.8 million of the Transportation's revenue bonds were outstanding.

         Certain other instrumentalities of the State government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute a debt or a pledge of the faith and credit of the State. The Community Development Administration of the Department of Housing and Community Development, higher educational institutions (including St. Mary's College of Maryland, the University of Maryland System, and Morgan State University), the Maryland Transportation Authority, the Maryland Water Quality Financing Administration, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from various sources, principally fees generated from use of the facilities or enterprises financed by the bonds.

         The Port of Baltimore is one of the larger foreign trade ports in the United States and in the world and is a significant factor in Maryland's economy. The total cargo tonnage at the Port declined from 30,682,730 in 1982 to 25,274,403 in 1998. The Port handles both high value general cargo, including containers and automobiles, as well as bulk cargo such as coal and grain. The value of the tonnage handled increased from $14.2 billion in 1982 to $18.8 billion in 1998. The ability of the Port to sustain and improve its volume and value of cargoes is dependent, in part, upon national and worldwide economic conditions.

         The Maryland Stadium Authority is responsible for financing and directing the acquisition and construction of one or more new professional sports facilities in Maryland. Currently, the Authority operates Oriole Park at Camden Yards, which opened in 1992. In connection with the construction of that facility, the Authority issued $155 million in notes and bonds. Those notes and bonds are lease-backed revenue obligations, the payment of which is secured by, among other things, an assignment of revenues received under a lease of Oriole Park at Camden Yards from the Stadium Authority to the State. Annual net debt service on the Authority's obligations is $14 million.

         The Stadium Authority also was assigned responsibility for constructing expansions of the Convention Centers in Baltimore and Ocean City. The Baltimore Convention Center expansion cost $167 million and was financed through a combination of funding from Baltimore City bonds Stadium Authority revenue bonds, and State general obligation bonds. The Ocean City Convention Center expansion cost $33.2 million and was financed through a combination of funding from Ocean City and the Stadium Authority. Annual debt service on the obligations attributable to the Baltimore and Ocean City expansion projects is projected to be $9,800,000 and $1,490,000, respectively.

         The Stadium Authority currently operates PSINET Stadium, which opened in 1998. In connection with the construction of that facility, the Stadium Authority sold $87.565 million in lease-backed revenue bonds on May 1, 1996. The proceeds from the bonds, along with cash available from State lottery proceeds, investment earnings, and other sources were used to pay project design and construction expenses of approximately $229 million. The bonds are solely secured by an assignment of revenues received under a lease of the project from the Stadium Authority to the State. Authority debt service on the bonds will be $7.3 million annually.

         The Authority has also been assigned responsibility for construction of a conference center in Montgomery County. The center is expected to cost
$27,500,000 and is being financed through a combination of funding from Montgomery County and the Authority. The Authority is authorized to issue up to $17,600,000 in revenue bonds which it expects to sell during the fiscal year 2000.

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

         The State has financed and expects to continue to finance the construction and acquisition of various facilities through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the Maryland General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments.

         LOCAL SUBDIVISION DEBT The counties and incorporated municipalities in Maryland issue general obligation debt for general governmental purposes. The general obligation debt of the counties and incorporated municipalities is generally supported by ad valorem taxes on real estate, tangible personal property and intangible personal property subject to taxation. The issuer typically pledges its full faith and credit and unlimited taxing power to the prompt payment of the maturing principal and interest on the general obligation debt and to the levy and collection of the ad valorem taxes as and when such taxes become necessary in order to provide sufficient funds to meet the debt service requirements. The amount of debt which may be authorized may in some cases be limited by the requirement that it not exceed a stated percentage of the assessable base upon which such taxes are levied.

         OTHER RISK  FACTORS The  manufacturing  sector of  Maryland's  economy, which historically has been a significant element of the State's economic health, has experienced severe financial pressures and an overall contraction in recent years. This is due in part to the reduction in defense-related contracts and grants, which has had an adverse impact that is substantial and is believed to be disproportionately large compared with the impact on most other states. The State has endeavored to promote economic growth in other areas, such as financial services, health care and high technology. Whether the State can successfully make the transition from an economy reliant on heavy industries to one based on service and science-oriented businesses is uncertain. Moreover, future economic difficulties in the service sector and high technology industries being promoted by Maryland could have an adverse impact on the finances of the State and its subdivisions, and could adversely affect the market value of the Bonds in the Maryland Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds. In addition, Maryland's relatively high concentration of governmental employment makes the state potentially vulnerable to any decrease in federal, including military, and state governmental spending.

         The State and its subdivisions, and their respective officers and employees, are defendants in numerous legal proceedings, including alleged tort and breaches of contract and other alleged violations of laws. Although adverse decisions in these matters could require extraordinary appropriations not budgeted for, in the opinion of the Attorney General of Maryland, the legal proceedings are not likely to have a material adverse effect on the State's financial position.

Pennsylvania Tax-Free

         STATE DEBT Pennsylvania may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. Pennsylvania had outstanding general obligation debt of $4,924.5 million at June 30, 1999. Pennsylvania is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. As of January 15, 2000, all outstanding general obligation bonds of Pennsylvania were rated AA by S&P and Aa3 by Moody's (see Appendix A). There can be no assurance that the current ratings will remain in effect in the future. Pennsylvania Tax-Free assumes no obligation to update this rating information. Over the five-year period ending June 30, 2004, Pennsylvania has projected that it will issue bonds totaling $3,449 million and retire bonded debt in the principal amount of $2,542.4 million.

         Certain agencies created by Pennsylvania have statutory authorization to incur debt for which Pennsylvania appropriations to pay debt service thereon is not required. As of June 30, 1999, the combined total debt outstanding for all above-mentioned agencies was $9,802 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. The only obligations of agencies in Pennsylvania that bear a moral obligation of Pennsylvania are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia ("Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

         LOCAL  GOVERNMENT DEBT Numerous local  government units in Pennsylvania issue general obligations (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by Pennsylvania. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligation debt.

         LITIGATION Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For instance, County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

         OTHER FACTORS Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment in Pennsylvania. Between 1989 and 1998, employment in Pennsylvania has grown each year at a rate slightly in excess of the growth in employment in the mid-Atlantic region, but less than that of the U.S. as a whole, during the same period. Pennsylvania's average unemployment rate for the years 1994 through 1998 remained slightly above the nation's annual average unemployment rate. However, the unadjusted unemployment rate for Pennsylvania for April, 2000 was 3.6% and for the United States for April, 2000 was 3.7%. The population of Pennsylvania, 12 million people in 1998, according to the U.S. Bureau of the Census, represents a slight increase from the 1989 estimate of 11.876 million. Per capita income in Pennsylvania was $26,792 for calendar year 1998, slightly above the per capita income of the United States of $26,412. Pennsylvania's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of Pennsylvania are made, closed fiscal years ended June 30, 1997, June 30, 1998 and June 30, 1999 with fund balances of $1,365 million, $1,959 million, and $2,863 million respectively.

         Changes in local economic conditions or local governmental policies within Pennsylvania, which can vary substantially by region, could also have a significant impact on the performance of municipal obligations held by the fund. The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. While the fund may invest in obligations that are secured obligors other than Pennsylvania or its political subdivisions (such as hospitals, universities, corporate obligors and corporate credit and liquidity providers) and obligations limited to specific revenue pledges (such as sewer authority bonds), the creditworthiness of these obligors may be partly dependent on the creditworthiness of Pennsylvania or its municipal authorities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each fund offers two classes of shares, known as Primary Class shares and Navigator Class shares. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Navigator Class shares are currently offered for sale only to:
Institutional Clients of Legg Mason Trust, fsb ("LM Trust") for which LM Trust exercises discretionary investment management responsibility and accounts of customers with such Institutional Clients, qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, any qualified retirement plan having net assets of at least $300 million, clients of Bartlett & Co. ("Bartlett") who, as of December 19, 1996 were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary, any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates, certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity, and any open-end management investment company advised or managed by Legg Mason Fund Adviser, Inc. ("LMFA") or Legg Mason Funds Management, Inc. ("LMFM") or by any person controlling, controlled by, or under common control with LMFA or LMFM. Navigator Class shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.

Future First Systematic Investment Plan

         If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy Primary Class shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the funds' transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Class shares of the fund you selected at the per share net asset value determined on the day the funds are sent from your bank. An account statement will be sent to you quarterly. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

Redemption Services

         Each fund reserves the right to modify or terminate the wire or telephone redemption services described in its Prospectuses at any time.

         A redemption request received by your Legg Mason Financial Advisor may be treated as a request for repurchase and, if it is accepted, your shares will be purchased at the net asset value per share determined as of the next close of the New York Stock Exchange ("Exchange"). The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, except (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (b) when trading in markets a fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Each fund reserves the right under certain conditions to honor any request for redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing each fund's net asset value per share. Any such redemption payments shall be made with portfolio securities that are readily marketable. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The funds do not redeem in kind under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole. Although each fund may elect to redeem any shareholder account with a current value of less than $500, a fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that may apply to them.

General

         For  federal  tax  purposes,   each  fund  is  treated  as  a  separate
corporation. Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income and any net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund so qualifies and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income under section 103(a) of the Code, that fund may pay "exempt-interest" dividends to its shareholders. Those dividends constitute the portion of the aggregate dividends (excluding capital gain distributions), as designated by the fund, equal to the excess of the fund's excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

         To continue to qualify for treatment as a RIC under the Code, each fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         If any fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain and distributions that otherwise would be "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognized unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         If and to the extent a fund receives interest on certain PABs, a proportionate part of the exempt-interest dividends paid by the fund will be treated as a Tax Preference Item. In addition, exempt-interest dividends received by a corporate shareholder may be indirectly subject to the federal alternative minimum tax without regard to whether the distributing fund's tax-exempt interest is attributable to PABs.

         To the extent a fund's dividends are derived from taxable income from temporary investments, from net short-term capital gain or from the use of certain investment techniques, they are taxable to its shareholders as ordinary income (whether paid in cash or reinvested in fund shares) to the extent of its earnings and profits. No portion of those dividends will qualify for the corporate dividends-received deduction. Distributions derived from net capital gain, if any, are taxable to shareholders as long-term capital gain regardless of the length of time they have held their fund shares (and irrespective of whether those distributions are paid in cash or reinvested in fund shares). The maximum tax rate applicable to a noncorporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20%. In the case of a RIC such as a fund, the relevant holding period is determined by how long the fund has held the portfolio security on which the gain was realized, not by how long you have held your fund shares.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry fund shares generally is not deductible. Persons who are "substantial users" (or related persons) of facilities financed by PABs should consult their tax advisers before purchasing shares of a fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" includes a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

         Up to 85% of social security and railroad settlement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         A redemption of fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid). An exchange of shares of any fund for shares of any other Legg Mason fund generally will have similar tax consequences. However, special tax rules apply if (1) a shareholder disposes of fund shares through a redemption or exchange within 90 days after the shareholder acquired the shares and (2) the shareholder subsequently acquires shares of that fund or of another Legg Mason fund without the imposition of a sales charge that otherwise would have been imposed except for the reinstatement privilege or exchange privilege. In these cases, any sales charge that was imposed on the purchase of the original shares will not be taken into account in determining the amount of gain or loss on the redemption or exchange - the tax effect of that charge will instead be deferred by being treated as having been incurred in connection with the newly acquired shares. In addition, if fund shares are purchased within 30 days before or after redeeming, at a loss, other shares of the same fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

         If fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received with respect to those shares, and any portion of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received with respect thereto.

         Each fund will withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividend and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends and capital gain distributions declared by a fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be reportable by shareholders for the year in which that December 31 falls.

         A fund may purchase zero coupon or other municipal obligations issued with original issue discount. As a holder of those securities, a fund must take into account for purposes of the Income Requirement the original issue discount that accrues thereon during the taxable year, even if the fund receives no corresponding payment on the securities during the year. Because each fund annually must distribute substantially all of its income, including accrued original issue discount (even if that discount is tax-exempt), to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

Hedging Instruments

         The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures contracts derived by a fund with respect to its business of investing in securities will be taxable and will be treated as qualifying income under the Income Requirement.

Maryland Taxes

         Distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. government obligations also are exempt from Maryland state and local income taxes. Distributions attributable to the fund's other income or gains generally are subject to these taxes.

         Interest on indebtedness incurred by a shareholder to purchase or carry fund shares generally is not deductible for purposes of either Maryland state or local income tax. Fund shares held by an individual are not subject to the Maryland personal property tax. Dividends paid by the fund with respect to Maryland municipal obligations and profits realized on the sale or exchange of such obligations are not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.

         In the case of individuals, Maryland imposes an income tax on Tax Preference Items. Interest paid on certain PABs is a Tax Preference Item. Accordingly if the fund holds such bonds, 50% of the interest thereon in excess of a threshold amount is subject to Maryland state and local tax.

         Dividends derived from interest on Maryland municipal obligations generally will not be exempt from taxation under the laws of states other than Maryland.

Pennsylvania Taxes

         Individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations. Distributions attributable to most other sources, including gains, will not be exempt from Pennsylvania personal income tax.

         Shares that are held by individual shareholders who are Pennsylvania residents will be exempt from the Pennsylvania county personal property tax to the extent that the fund's portfolio consists of Pennsylvania municipal obligations on the annual assessment date. Nonresidents of Pennsylvania are not subject to this tax. Corporations are not subject to any of these personal property taxes. For shareholders who are residents of the City of Philadelphia, distributions of interest derived from Pennsylvania municipal obligations are not taxable for purposes of the Philadelphia School District investment net income tax, provided that the fund reports to its shareholders the percentage of Pennsylvania municipal obligations held by it for the year. The fund will report such percentage to its shareholders.

         Distributions of interest, but not gains realized, on Pennsylvania municipal obligations are not subject to the Pennsylvania corporate net income tax. The Pennsylvania Department of Revenue also takes the positions that shares of funds similar to the fund are not considered exempt assets of a corporation for the purposes of determining its capital stock value subject to Pennsylvania capital stock and franchise taxes.

         Dividends derived from interest on Pennsylvania municipal obligations generally will not be exempt from taxation under the laws of states other than Pennsylvania.

Other State and Local Income Taxes

         The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on dividends attributable to interest income derived from obligations of the state and municipalities or other localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to interest income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of each fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of distributions from each fund.

                            VALUATION OF FUND SHARES

         Net asset value of a fund share is determined daily for each class as of the close of the Exchange, on every day that the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. When market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the adviser's judgment, the fair value of the security. Pursuant to policies adopted by the Board of Trustees, a fund may also use fair value pricing instead of market quotations to value a security if the fund's Valuation Committee believes because of special circumstances doing so would more accurately reflect the price that could be realized on a current sale of the security. For valuation purposes, the market quotation shall be the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board of Trustees. The amortized cost method of valuation is used with respect to obligations with 60 days or less remaining to maturity. All other assets are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Premiums received on the sale of put and call options are included in each fund's net asset value, and the current market value of options sold by a fund will be subtracted from its net assets.

                             PERFORMANCE INFORMATION

         The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Primary Class shares of each fund and Navigator Class shares of Pennsylvania Tax-Free at each fund's respective commencement of operations. As of the date of this Statement of Additional Information, Navigator Class shares of Maryland Tax-Free and Tax-Free Intermediate have not yet commenced operations. Each table assumes that all dividends and capital gain distributions are reinvested in the respective fund. Each table includes the effect of all charges and fees applicable to the respective class of shares the respective fund has paid. (There are no redemption fees.)

         The tables do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical and is not intended to indicate any fund's future performance.

For Maryland Tax-Free Primary Class shares:

                  Value of Original Shares     Value of Shares
                      Plus Shares Obtained    Acquired Through
                   Through Reinvestment of     Reinvestment of
  Fiscal Year   Capital Gain Distributions    Income Dividends    Total Value
--------------------------------------------------------------------------------
         1992*                   $ 9,942             $  561           $10,503

         1993                     10,569              1,244            11,813

         1994                     10,395              1,832            12,227

         1995                     10,507              2,527            13,034

         1996                     10,637              3,323            13,960

         1997                     10,643              3,977            14,620

         1998                     11,067              4,865            15,932

         1999                     11,068              5,633            16,701

         2000                     10,518              6,104            16,622

* May 1, 1991 (commencement of operations) to March 31, 1992.

         If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2000 would have been $10,198, and the investor would have received a total of $ 5,140 in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

For Pennsylvania Tax-Free Primary Class shares:

                  Value of Original Shares     Value of Shares
                      Plus Shares Obtained    Acquired Through
                   Through Reinvestment of     Reinvestment of
  Fiscal Year   Capital Gain Distributions    Income Dividends     Total Value
--------------------------------------------------------------------------------
         1992*                    $10,192              $437            $10,629

         1993                      10,602             1,113             11,715

         1994                      10,450             1,711             12,161

         1995                      10,595             2,421             13,016

         1996                      10,702             3,162             13,864

         1997                      10,668             3,835             14,503

         1998                      11,151             4,774             15,925

         1999                      11,624             5,593             16,857

         2000                      10,594             6,034             16,628

* August 1, 1991 (commencement of operations) to March 31, 1992.

For Pennsylvania Tax-Free Navigator Class Shares:

                  Value of Original Shares     Value of Shares
                      Plus Shares Obtained    Acquired Through
                   Through Reinvestment of     Reinvestment of
  Fiscal Year   Capital Gain Distributions    Income Dividends    Total Value
--------------------------------------------------------------------------------

         1999*                     $10,107             $556           $10,663

         2000                        9,507            1,064            10,571

* March 10, 1998 (commencement of operations) to March 31, 1999.

         With respect to Primary Class shares, if the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2000 would have been $10,298, and the investor would have received a total of $5,119 in distributions. With respect to Navigator Class shares, if the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2000 would have been $9,471 and the investor would have received a total of $1,081 in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

For Tax-Free Intermediate Primary Class shares:

                  Value of Original Shares     Value of Shares
                      Plus Shares Obtained    Acquired Through
                   Through Reinvestment of     Reinvestment of
  Fiscal Year   Capital Gain Distributions    Income Dividends    Total Value
--------------------------------------------------------------------------------
        1993*                   $10,040               $ 186            $10,226

        1994                      9,980                 640             10,620

        1995                     10,047               1,187             11,234

        1996                     10,234               1,462             11,696

        1997                     10,154               2,251             12,405

        1998                     10,414               2,848             13,262

        1999                     10,465               3,437             13,902

        2000                     10,072               3,937             14,009

* November 9, 1992 (commencement of operations) to March 31, 1993.

         If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2000 would have been $10,060, and the investor would have received a total of $3,386 in distributions. If the adviser had not waived certain fund expenses in each fiscal year, returns would have been lower.

         Total Return  Calculations  Average  annual total return quotes used in
each  fund's   advertising  and  other   promotional   materials   ("Performance
Advertisements") are calculated according to the following formula:

         P(1+T)n    =   ERV

where:   P          =   a hypothetical initial payment of $1,000
         T          =   average annual total return
         n          =   number of years
         ERV        =   ending redeemable value of a hypothetical $1,000 payment
                        made at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and capital gain distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Year-by-year and average annual returns for the calendar year ended December 31, 1999 are contained in each fund's Prospectus.

         YIELD Yield figures used in each fund's Performance Advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

         YIELD   =   2[(a-b + 1)6] - 1
                        ---
                        cd
where:           a   =   dividends and interest earned during the Period
                 b   =   expenses accrued for the Period (net of reimbursements)
                 c   =   the average daily number of shares  outstanding during
                         the period that were entitled to receive dividends
                 d   =   the maximum  offering  price per share on the last day
                         of the Period.

         Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the Period. This tax-exempt yield is then translated into tax equivalent yield according to the following formula:

TAX EQUIVALENT YIELD = ( E ) = t
                        ---
                       l - p

         E = tax-exempt yield
         p = stated income tax rate
         t = taxable yield

         From time to time, Maryland Tax-Free may also illustrate the effect of tax equivalent yields using information such as that set forth below:

Maryland Tax-Free Income Trust

                                            Federal   State &                             TAXABLE YIELD
                                           Marginal     Local    Blended
               Single                 MFJ     Rates     Rates       Rate    5.00%    5.50%     6.00%    6.50%     7.00%
------------------------------------------------------------------------------------------------------------------------
    Not over $26,250    Not over $43,850      15.0%     7.90%      21.7%    3.91%    4.31%     4.70%    5.09%     5.48%
                              $43,850 to
  $26,250 to $63,550            $105,950      28.0%     7.90%      33.7%    3.32%    3.65%     3.98%    4.31%     4.64%
                             $105,950 to
 $63,550 to $132,600            $161,450      31.0%     7.90%      36.5%    3.18%    3.50%     3.81%    4.13%     4.45%
                             $161,450 to
$132,600 to $288,350            $288,350      36.0%     7.90%      41.1%    2.95%    3.24%     3.54%    3.83%     4.13%

       Over $288,350       Over $288,350      39.6%     7.90%      44.4%    2.78%    3.06%     3.34%    3.62%     3.89%

^ Based on 2000  federal  individual  income tax rates and 1999  Maryland  tax rates using a state rate of 4.85% and a local rate of 3.05% for a combined rate of 7.90%. Actual local rates will vary depending on the applicable county or city.


         From time to time, Pennsylvania Tax-Free may also illustrate the effect of tax equivalent yields using information such as that set forth below:


Pennsylvania Tax-Free Income Trust

                                          Marginal   State &                              TAXABLE YIELD
                                           Federal     Local     Blended
              Single                MFJ      Rates     Rates        Rate     5.00%    5.50%     6.00%    6.50%     7.00%
--------------------------------------------------------------------------------------------------------------

    Not over $26,250   Not over $43,850      15.0%      2.8%       17.4%     4.13%    4.54%     4.96%    5.37%     5.78%
                             $43,850 to
  $26,250 to $63,550           $105,950      28.0%      2.8%       30.0%     3.50%    3.85%     4.20%    4.55%     4.90%
                            $105,950 to
 $63,550 to $132,600           $161,450      31.0%      2.8%       32.9%     3.35%    3.69%     4.02%    4.36%     4.69%
                            $161,450 to
$132,600 to $288,350           $288,350      36.0%      2.8%       37.8%     3.11%    3.42%     3.73%    4.04%     4.35%

       Over $288,350      Over $288,350      39.6%      2.8%       41.3%     2.94%    3.23%     3.52%    3.82%     4.11%

^ Based on 2000 federal individual income tax rates and 1999 Pennsylvania tax rates.


         From time to time, Tax-Free Intermediate may also illustrate the effect of tax equivalent yields using information such as that set forth below:

Tax-Free Intermediate-Term Trust

                                                   Marginal                      TAXABLE YIELD
                                                    Federal
                Single                    MFJ         Rates     5.00%      5.50%    6.00%      6.50%       7.00%
----------------------------------------------------------------------------------------------------------------
    Not over $26,250       Not over $43,850         15.0%       4.25%      4.68%    5.10%      5.53%       5.95%

  $26,250 to $63,550    $43,850 to $105,950         28.0%       3.60%      3.96%    4.32%      4.68%       5.04%

 $63,550 to $132,600   $105,950 to $161,450         31.0%       3.45%      3.80%    4.14%      4.49%       4.83%

$132,600 to $288,350   $161,450 to $288,350         36.0%       3.20%      3.52%    3.84%      4.16%       4.48%
       Over $288,350          Over $288,350         39.6%       3.02%      3.32%    3.62%      3.93%       4.23%

^ Based on 2000 federal individual income tax rates.


         For the 30-day period ended March 31, 2000, Maryland Tax-Free's Primary Class shares yield and tax equivalent yield (assuming a 21.7% blended tax rate) were 4.73% and 6.04%. Pennsylvania Tax-Free's Primary Class shares yield and tax equivalent yield (assuming an 17.4% blended tax rate) for the same period were 4.80% and 5.81%. Tax-Free Intermediate's Primary Class shares yield and tax equivalent yield (assuming a 15% tax rate) for the same period were 4.26% and 5.01%.

         OTHER INFORMATION From time to time, in reports and promotional literature, each class of shares of a fund's performance may be compared to indices of broad groups of managed and unmanaged securities considered to be representative of or similar to fund portfolio holdings such as the Bond Buyer 20, Lipper General Purpose Municipal Bond Average, Lipper Maryland State
Municipal Bond Fund Average (Maryland Tax-Free only) and Shearson Lehman/American Express Municipal Bond Index. Securities indices may take no account of the cost of investing or of any tax consequences of distributions. The funds may invest in securities not included in the indices to which they make such comparisons.

         A fund may also cite rankings and ratings and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. A fund may also refer in such materials to mutual fund performance rankings, ratings and comparisons with funds having similar investment objectives and other mutual funds reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK and BARRON's.

         A fund may compare the investment return of a class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on a certificate of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         In advertising, a fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. A fund may use other recognized sources as they become available.

         A fund may use data prepared by Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         A fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         A fund may also include in advertising biographical information on key investment and managerial personnel.

         A fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

         A fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $112 billion as of March 31, 2000.

                             MANAGEMENT OF THE TRUST

         The Trust's officers are responsible for the operation of the Trust under the direction of the Board of Trustees. The officers and trustees and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or trustees who are "interested persons" of the Trust as defined by the Investment Company Act of 1940 ("1940 Act"). The business address of each officer and trustee is 100 Light Street, Baltimore, Maryland, unless otherwise indicated.

         JOHN F. CURLEY, JR.* [7/24/39], Chairman of the Board and Trustee; President and/or Chairman of the Board and Director/Trustee of all Legg Mason retail funds. Retired: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc. Formerly: Director of LMFA and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

         EDMUND J. CASHMAN, Jr. * [8/31/36], President and Trustee; Senior Executive Vice President and Director of Legg Mason Wood Walker, Inc.;
President/Vice-Chairman and/or Director/Trustee of Legg Mason Cash Reserve Trust, Legg Mason Income Trust, Inc., and Legg Mason Tax Exempt Trust, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; Vice Chairman of the Board and Director of Legg Mason Income Trust, Inc.

         EDWARD A. TABER, III* [8/25/43], Trustee; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of LMFA; Director of Legg Mason Fund Adviser and Western Asset Management Company (each a registered investment adviser); President and/or Director/Trustee of all Legg Mason retail funds except Legg Mason Tax Exempt Trust. Formerly: Executive Vice President of T. Rowe Price-Fleming
International, Inc. (1986-1992) and Director of the Taxable Fixed Income Division at T. Rowe Price Associates, Inc. (1973-1992).

         NELSON A. DIAZ [5/23/47], Trustee; One Logan Square, Philadelphia, PA. Partner, Blank Rome Comisky, & McCauley LLP since 1997; Trustee of Temple University and of Philadelphia Museum of Art; Board member of U.S. Hispanic Leadership Institute, Democratic National Committee, and National Association for Hispanic Elderly; Director/Trustee of all Legg Mason retail funds except Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt Trust, Inc. Formerly:
General Counsel, United States Department of Housing and Urban Development (1993-1997).

         RICHARD G. GILMORE [6/9/27], Trustee; 10310 Tamo Shanter Place, Bradenton, Florida. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason retail funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

         ARNOLD L. LEHMAN [7/18/44], Trustee; The Brooklyn Museum of Art, 200 Eastern Parkway, Brooklyn, New York. Director of the Brooklyn Museum of Art; Director/Trustee of all Legg Mason retail funds. Formerly: Director of the Baltimore Museum of Art.

         JILL E. McGOVERN [8/29/44], Trustee; 400 Seventh Street NW, Washington,

DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of all Legg Mason retail funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

         G. PETER O'BRIEN [10/13/45], Trustee; Trustee of Colgate University; Director/Trustee of all Legg Mason retail funds except Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt Trust, Inc. Retired: Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

         T.A. RODGERS [10/22/34], Trustee; 2901 Boston Street, Baltimore, Maryland. Principal, T.A. Rodgers & Associates (management consulting); Director/Trustee of all Legg Mason retail funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

         The executive officers of the Corporation, other than those who also serve as trustees, are:

         MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of LMFA; Vice President and Treasurer of all Legg Mason retail funds.

         PATRICIA A. MAXEY* [7/10/67], Secretary; Secretary of all Legg Mason retail funds; employee of Legg Mason since November 1999. Formerly: Employee of Select Appointments International, Inc. (1998-1999) and Fidelity Investments (1995-1997).

         WM.  SHANE  HUGHES*  [4/24/68],   Assistant   Secretary  and  Assistant
Treasurer; employee of Legg Mason since May 1997. Formerly: Senior Associate of C.W. Amos and Co. (a regional public accounting firm).

         Officers and trustees of the Trust who are "interested persons" thereof receive no salary or fees from the Trust. Independent Trustees of the Trust receive an annual retainer and a per meeting fee based on the average net assets of each fund at December 31 of the previous year.

         The Nominating Committee of the Board of Trustees is responsible for the selection and nomination of disinterested trustees. The Committee is composed of Messrs. Diaz, Gilmore, Lehman, Rodgers, O'Brien and Dr. McGovern.

         On July 3, 2000, the trustees and officers of the Trust, in the aggregate, owned less than 1% of the outstanding shares of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust.

         Set forth below is a table which contains the name, address and percentage ownership of each person who is known by a fund to own beneficially and/or of record five percent or more of its outstanding shares as of June 30, 2000:

Name and Address                Fund Name             % of Navigator Class Held
----------------                ---------             -------------------------

Sentrust                        Pennsylvania Tax-Free             100%
C/o Sentry Trust Co
1930 Scotland  Avenue
Chambersburg PA  17201-1450

The following table provides certain information relating to the compensation of the Trust's trustees for the fiscal year ended March 31, 2000. None of the Legg Mason funds has any retirement plan for its trustees.

COMPENSATION TABLE

--------------------------------------------------------------------------------
                          Name of           Aggregate  Total Compensation From
                       Person and   Compensation From   Trust and Fund Complex
                         Position          the Trust*       Paid to Trustees**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board and Trustee             None                      None
--------------------------------------------------------------------------------
Edward A. Taber, III
Trustee                                       None                      None
--------------------------------------------------------------------------------
Edmund J. Cashman, Jr.
President and Trustee                         None                      None
--------------------------------------------------------------------------------
Richard G. Gilmore
Trustee                                    $ 3,600                   $41,100
--------------------------------------------------------------------------------
Arnold L. Lehman
Trustee                                    $ 3,600                   $41,100
--------------------------------------------------------------------------------
Jill E. McGovern
Trustee                                    $ 3,600                   $41,100
--------------------------------------------------------------------------------
T. A. Rodgers
Trustee                                    $ 3,600                   $41,100
--------------------------------------------------------------------------------
G. Peter O'Brien
Trustee***                                 $ 2,700                   $15,000
--------------------------------------------------------------------------------
Nelson A. Diaz
Trustee****                                 $ None                      None
--------------------------------------------------------------------------------

* Represents fees paid to each trustee during the fiscal year ended March 31, 2000.
** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 1999. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-four funds).
***   Mr. O'Brien was appointed to the Board on November 11, 1999.
****  Mr. Diaz was appointed to the Board on February 10, 2000.

                      THE FUNDS' INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. The adviser is a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), which also is the parent of Legg Mason. The adviser serves as each fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement") dated June 1, 2000. Effective June 1, 2000, the Advisory Agreement was transferred to LMFA; from January 1, 1998 to May 31, 2000, Legg Mason Capital Management, Inc. ("LMCM"), a wholly owned subsidiary of Legg Mason, Inc., served as each fund's investment adviser and manager under the Advisory Agreement. LMFA also served as each fund's adviser and manager under the Advisory Agreement prior to January 1, 1998. The Advisory Agreement provides that, subject to overall direction by the Board of Trustees, the adviser manages the investment and other affairs of each fund. The adviser is responsible for managing each fund consistent with the funds' investment objectives and policies described in their Prospectuses and this Statement of Additional Information. The adviser also is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to each fund's shareholders;

(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Trust's officers and trustees. The adviser and its affiliates pay all the compensation of trustees and officers of the Trust who are employees of the adviser. Each fund pays all its other expenses which are not expressly assumed by the adviser. These expenses include, among others, interest expense, taxes, auditing and accounting fees, distribution fees, if any, fees and expenses of the independent trustees of the Trust, brokerage fees and commissions, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, transfer agency fees, legal expenses, insurance expenses, association membership dues, governmental fees, expenses of registering and qualifying fund shares for sale under federal and state law, and the expense of reports to shareholders, shareholders' meetings and proxy solicitations. Each fund also pays the expenses for maintenance of its financial books and records, including computation of the fund's daily net asset value per share and dividends. Each fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. Each fund also may have an obligation to indemnify the trustees and officers of the Trust with respect to litigation.

         Under the Advisory Agreement, the adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         With respect to each fund, the Advisory Agreement terminates automatically upon assignment. It also is terminable at any time without penalty by vote of the Trust's Board of Trustees, by vote of a majority of each fund's outstanding voting securities, or by the adviser, on not less than 60 days' notice to the other party to the Agreement and may be terminated immediately upon the mutual written consent of both parties to the Agreement.

         As explained in the Prospectuses, the adviser receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.55% of the average daily net assets of each fund. The adviser has agreed to waive its fees to the extent its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each fund's average daily net assets for such month in accordance with the following schedules. The fee waiver for each fund will expire on the earlier of August 1, 2001, or when the fund's net assets reach the following amount: Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million.

                                              Expense Limit
                                              -------------
For Maryland Tax-Free:
Primary Class shares:                                 0.70%
Navigator Class shares:                               0.45%

For Pennsylvania Tax-Free:
Primary Class shares:                                 0.70%
Navigator Class shares:                               0.45%

For Tax-Free Intermediate:
Primary Class shares:                                 0.70%
Navigator Class shares:                               0.45%

         For the fiscal years ended March 31, the funds paid advisory fees of:

                                                2000         1999         1998

         Maryland Tax-Free                  $454,741     $502,640     $490,247
         Pennsylvania Tax-Free              $138,050     $177,786     $169,409
         Tax-Free Intermediate              $143,820     $136,658     $111,172


         For the fiscal years ended March 31, the following advisory fees were waived:

                                                2000         1999         1998

         Maryland Tax-Free                  $396,834     $383,889     $336,314
         Pennsylvania Tax-Free              $264,184     $213,136     $195,443
         Tax-Free Intermediate              $190,222     $197,395     $209,159

         Under the Advisory Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by the adviser.

         Pursuant to a Sub-Advisory Agreement between LMFA and LM Trust dated June 1, 2000 ("Sub-Advisory Agreement"), LM Trust acts as each fund's sub-adviser. LM Trust is also a wholly owned subsidiary of Legg Mason, Inc. Under the Sub-Advisory Agreement, LM Trust is responsible, subject to the general supervision of LMFA and the Trust's Board of Trustees, for the actual management of each fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For LM Trust's services to the funds, LMFA (not the funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each fund's average daily net assets (net of any waivers or reimbursements by LMFA of its fee).

         Under the Sub-Advisory Agreement, LM Trust will not be liable for an error of judgment or mistake of law or for any loss suffered by the adviser or the funds in connection with the performance of the Sub-Advisory Agreement, except that LM Trust may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligation or duties thereunder.

         Prior to June 1, 2000, LMFA served as the funds' administrator pursuant to an agreement with the adviser dated January 1, 1998 ("Administration Agreement"). Under the Administration Agreement, the adviser paid LMFA a fee equal to an annual rate of 0.05% of each fund's average daily net assets. For the period January 1, 1998 to March 31, 1998, and the fiscal years ended March 31, 1999 and 2000, the adviser paid LMFA $11,295, $45,695, $41,325 for services provided to Maryland Tax-Free; $4,037, $16,162, $12,555 for services provided to Pennsylvania Tax-Free; and $3,080, $12,423, $13,075 for services provided to Tax-Free Intermediate.


         The funds, LM Trust, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

                             THE FUNDS' DISTRIBUTOR

         Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of each fund's shares pursuant to an Underwriting Agreement with the Trust. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense) and for supplementary sales literature and advertising costs.

         Under the Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

         Legg Mason and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Navigator Shares and shareholder servicing. Each fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits each fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only. Legg Mason may pay all or a portion of the fees to its financial advisors. The Plan has been amended to make clear that, of the aggregate 0.25% fees, 0.125% is paid for distribution services and 0.125% is paid for ongoing services to shareholders. The amendments also specify that the fund may not pay more in distribution fees than 6.25% of total new gross assets, plus interest, as specified in the rules of the National Association of Securities Dealers, Inc. ("NASD").

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Trustees, including a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees"). In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the Trustees determined that there was a reasonable likelihood that the Plan would benefit each fund and its Primary Class shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to each fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of each fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by a fund to its adviser.

         In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by a fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that the adviser would earn greater management fees if a fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan were implemented.

         Among the potential benefits of the Plan, the trustees noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each fund's Primary Class shares and to maintain and enhance the level of services they provide to the funds' Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by a fund in connection with the Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a fund by a vote of a majority of 12b-1 Trustees or by vote of a majority of the outstanding Primary Class shares of that fund. Any change in the Plan that would materially increase the distribution costs to a fund requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by a fund, pursuant to a Plan or any related agreement shall provide to that fund's Board, and the Trustees shall review, at least quarterly, a written report of the amounts so expended and the purposes for which the expenditures were made. Rule 12b-1 also provides that a fund may rely on that Rule only if, while a Plan is in effect, the nomination and selection of that fund's Independent Trustees is committed to the discretion of such Independent Trustees.

         As compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to 0.125% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.125% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. The distribution and service fees are calculated daily and payable monthly. Legg Mason has voluntarily agreed to waive its fees and reimburse each fund if and to the extent its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each fund's average daily net assets attributable to Primary Class shares for such month, or certain asset levels, whichever occurs first, in accordance with the schedules described previously.

For the years ended March 31, the funds paid Legg Mason distribution and service fees of:

                                                2000         1999         1998

         Maryland Tax-Free                  $387,080     $402,968     $375,710
         Pennsylvania Tax-Free              $182,589     $177,046     $165,830
         Tax-Free Intermediate              $151,837     $151,842     $145,605


For the fiscal year ended March 31, 2000, Legg Mason incurred the following expenses:


--------------------------------------------------------------------------------
                                       Maryland    Pennsylvania       Tax-Free
                                       Tax-Free        Tax-Free   Intermediate
--------------------------------------------------------------------------------
Compensation to sales personnel        $728,235        $454,627       $304,739
--------------------------------------------------------------------------------
Advertising                             $97,967         $97,967        $97,967
--------------------------------------------------------------------------------
Printing and mailing of prospectuses
to prospective shareholders             $32,969         $32,969        $32,969
--------------------------------------------------------------------------------
Other                                   $76,000         $73,000        $54,000
--------------------------------------------------------------------------------
Total expenses                         $935,171        $658,563       $489,675
--------------------------------------------------------------------------------

         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute each fund's Primary Class shares.

         Any initial sales charges on purchases of shares of the funds are paid to Legg Mason. A sales charge was imposed on the sale of Primary Class shares of Maryland Tax-Free and Pennsylvania Tax-Free until November 3, 1997 and Primary Class shares of Tax-Free Intermediate until August 1, 1995. The Board of

Trustees may consider from time to time reinstituting the sales charge on sales of a fund's shares.

         Sales charges received by Legg Mason from sales of each fund were as follows:


                                    Year Ended      Year Ended       Year Ended
                                March 31, 2000  March 31, 1999   March 31, 1998

Maryland Tax-Free                           $0              $0        $191,000

Pennsylvania Tax-Free                       $0              $0         $84,000

Tax-Free Intermediate                       $0              $0              $0


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under each Advisory Agreement, LMFA is responsible for the execution of portfolio transactions. Corporate, municipal and government debt securities are generally traded on the over-the-counter ("OTC") market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions to brokers who provide research and analysis. The funds may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the adviser in connection with services to clients other than the funds. The adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         Although the funds do not expect to purchase securities on a commission basis, the funds may use Legg Mason to effect agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the funds generally will deal with responsible primary market makers unless a more favorable execution can otherwise be obtained.

         Except as permitted by SEC rules or orders, the funds may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit a fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities or if such purchase is designated as a "group sale" in an underwriting in which Legg Mason participates. Because Legg Mason is a principal underwriter of municipal obligations and because new issues of municipal securities often are sold pursuant to group sales, the funds may be precluded from purchasing certain new issues of municipal securities or may be permitted to make only limited investments therein.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. The Advisory Agreements expressly provide such consent.

         Investment decisions for each fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular fund. In other cases, however, a fund's ability to participate in large-volume transactions may produce better executions and prices.

Portfolio Turnover

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Each fund's portfolio turnover rate may vary from year to year, depending on market conditions. A high turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by a fund. It may also change the character of capital gains, if any, realized by a fund and would affect dividends paid to shareholders because short-term capital gains are taxable as ordinary income. For the years ended March 31, 2000, and March 31, 1999, Maryland Tax-Free's portfolio turnover rates were 23% and 12.9%; Pennsylvania Tax-Free's portfolio turnover rates were 28.6% and 10.6%; and Tax-Free Intermediate's portfolio turnover rates were 35.6% and 17.9%.

                            DESCRIPTION OF THE TRUST

         The Declaration of Trust authorizes the Trust to issue an unlimited number of shares and to create additional series, each of which may issue separate classes of shares. Each fund currently offers two classes of shares, Primary Class shares and Navigator Class shares. The two classes represent interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

         The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different classes of fund shares. The Board will consider whether any such conflict exists and, if so, take appropriate action. Shareholders of the funds are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the funds are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholders' meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of trustees, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Trust will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to votes; shareholders wishing to call such a meeting should submit a written request to their respective fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

         Each fund acknowledges that it is solely responsible for the information or any lack of information about it in the joint Prospectuses and in this joint Statement of Additional Information, and no other fund is responsible therefor. There is a possibility that one fund might be deemed liable for misstatements or omissions regarding another fund in the Prospectuses or in the joint Statement of Additional Information; however, the funds deem this possibility slight.

                                OTHER INFORMATION

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of each fund could, under certain circumstances, be held personally liable for the obligations of that fund and of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which the adviser believes is remote. Upon payment of any liability incurred by a fund shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as reasonably possible, ultimate liability of the shareholders for liabilities of each fund.

                            THE TRUST'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston Massachusetts, serves as custodian of each fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Legg Mason also assists BFDS with certain of its duties as transfer agent, for which BFDS pays Legg Mason a fee. Each fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE TRUST'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036, serves as counsel to the Trust.

                       THE TRUST'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, serves as the Trust's independent accountants.

                              FINANCIAL STATEMENTS

         The Statements of Net Assets as of March 31, 2000; the Statements of Operations for the year ended March 31, 2000; the Statements of Changes in Net Assets for the years ended March 31, 2000 and 1999; the Financial Highlights for the periods presented, the Notes to Financial Statements and the Reports of the Independent Accountants, for each fund, all of which are included in the combined annual report of the Legg Mason Tax-Free Income Fund for the year ended March 31, 2000, are hereby incorporated by reference in this Statement of Additional Information.

                                                                     APPENDIX A

                              RATINGS OF SECURITIES

1.     Description of Moody's Investors Service, Inc. ("Moody's") Ratings
       ------------------------------------------------------------------

Municipal Bonds

         Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Municipal Notes

         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rated demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating, the modifier 2 indicates a mid-range rating; the modifier 3 indicates that the issue ranks in the lower end of its generic rating.

Commercial Paper

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers with a Prime-1 ("P-1") rating will normally have the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

2.     Description of Standard & Poor's  ("S&P")
       -----------------------------------------

Municipal Bonds

       `AAA--This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

       AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

       A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

       BBB--Bonds which are rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

       S & P may assign (+) or (-) modifiers to indicate relative strength or weakness within a particular rating category.

Municipal Notes

       Municipal notes with maturities of three years or less are usually given note ratings by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

Commercial Paper

       A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

       A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

3.     Description of Fitch Investors Service, Inc. ("Fitch") Ratings
       --------------------------------------------------------------

Investment Grade Bonds

       AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events.

       AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

       A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse change in economic conditions and circumstances than bonds with higher ratings.

       BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

       Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Short-term Ratings

       F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1--Very Strong Credit Quality. Issues assigned this rating reflect assurance of timely payment only slightly less in degree than issues rated "F-1+".

                         Legg Mason Tax-Free Income Fund

Part C.     Other Information

Item 23.    Exhibits

     (a)    (i)   Declaration of Trust (1)
            (ii)  Amendment to Declaration of Trust dated January 31, 1991 (1)
            (iii) Amendment to Declaration of Trust dated March 11, 1991 (1)
            (iv)  Amendment to  Declaration of Trust dated July 30, 1992 (1)
            (v)   Amendment to Declaration of Trust dated September 14, 1999 -
                  filed herewith
     (b)    By-Laws (1)
     (c) Instruments defining the rights of security holders with respect to Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate Term Income Trust are contained in the Declaration of Trust and By-Laws which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 10 to Registrant's Registration Statement (SEC File No. 33-37971), filed July 31, 1997.
     (d)    (i)   Investment Advisory and Management Agreement - filed herewith
            (ii)  Sub-Advisory Agreement - filed herewith
     (e)    Amended  Underwriting   Agreement  with  respect  to  the  Maryland,
            Pennsylvania and Tax-Free Intermediate-Term Income Portfolios (1)
     (f)    Bonus,  profit sharing or pension plans - none
     (g)    Custodian  Agreement (1)
     (h)    (i)   Transfer Agency and Service Agreement (1)
            (ii)  Credit Agreement (3)
            (iii) Amendment to Credit Agreement (5)
     (i)    Opinion and Consent of counsel - filed herewith
     (j)    Accountant's consent - filed  herewith
     (k)    Financial statements omitted from Item 22 - none
     (l)    (i)  Agreement  for  providing  initial  capital with respect to the
            Registrant   and  the  Maryland,   Pennsylvania   and  High  Quality
            Portfolios (1)
            (ii) Agreement for providing initial capital with respect to the Tax-Free Intermediate-Term Income Portfolio (1)
     (m) Amended Plan pursuant to Rule 12b-1 with respect to the Maryland, Pennsylvania and Tax-Free Intermediate-Term Income Portfolios (1)
     (n)    Financial Data Schedules - not applicable
     (o)    Form of Plan Pursuant to Rule 18f-3 (4)
     (p) Code of Ethics for the funds, their investment advisers, and their principal underwriter (5)

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-37971, filed July 31, 1997.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 33-37971, filed July 31, 1998.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No.26 to Legg Mason Value Trust, Inc.'s Registration Statement, SEC File No. 2-75766, filed May 28, 1999.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 13 to the Registration Statement, SEC File No. 33-37971, filed July 30, 1999.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715 filed March 28, 2000.

Item 24.    Persons Controlled By or Under Common Control with Registrant

            None

Item 25.    Indemnification

            This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 11, SEC File No. 33-37971, filed July 31, 1998.

Item 26.    Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Nancy T. Denin           Senior Vice President, LMFA
                         Senior Vice President, LMFM

Robert G. Hagstrom, Jr.  Senior Vice President, LMFA
                         Senior Vice President, LMFM

Raymond A. Mason         Chairman and Director, LMFA
                         Chairman and Director, LMFM
                         Chairman, President, and CEO, Legg Mason, Inc.
                         Chairman and CEO, LMWW
                         Director, Batterymarch
                         Director, Howard Weil
                         Director, Gray, Seifert
                         Director, Brandywine
                         Director, Berkshire
                         Director, Bartlett
                         Director, LMRE
                         Director, LMCM
                         Director, WAMCL
                         Director, WAM

William H. Miller III    President, CEO and Director, LMFA
                         President, CEO and Director, LMFM
                         Director, LMIA
                         Director, LMCM Managing Member, LMM

Jennifer W. Murphy       Senior Vice President, COO, CFO and Director, LMFA
                         Senior Vice President, COO, CFO and Director, LMFM
                         COO, LMM

David E. Nelson          Senior Vice President, LMFA
                         Senior Vice President, LMFM

Lisa O'Dell Rapuano      Senior Vice President, LMFA
                         Vice President, LMFM

Timothy C. Scheve        Director, LMFA
                         Director, LMFM
                         Executive Vice President, Legg Mason, Inc.
                         Director, Executive Vice President and Treasurer, LMWW
                         Director, LMCM
                         Director, LMT
                         Director, WAMCL
                         Director, WAM

Edward A. Taber III      Director, LMFA
                         Director, LMFM
                         Senior Executive Vice President/Head of Investment
                           Management, Legg Mason, Inc.
                         Director and Senior Executive Vice President, LMWW
                         Director and Chairman, LMIA
                         Director, Batterymarch
                         Director, Bartlett
                         Director, Brandywine
                         Director, Gray, Seifert
                         Director, Howard Weil
                         Director, LMCM
                         Director, LMT
                         Director, WAMCL
                         Director, WAM

II. Legg Mason Trust, fsb ("LMT") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMT have been engaged as director, officer, employee, partner, or trustee.

James W. Brinkley        Director, LMT
                         President, COO and Director, LMWW
                         Director, Howard Weil
                         Director, LMFP

Charles W. Cole, Jr.     Chairman, CEO and Director, LMT
                         Director, Berkshire
                         Director, Bingham Legg

Timothy C. Scheve        Director, LMT
                         Executive Vice President, Legg Mason, Inc.
                         Director, Executive Vice President and Treasurer, LMWW
                         Director, LMFA
                         Director, LMCM
                         Director, LMFM
                         Director, WAMCL
                         Director, WAM

Edward A. Taber III      Director, LMT
                         Senior Executive Vice President/Head of Investment
                            Management, Legg Mason, Inc.
                         Director and Senior Executive Vice President, LMWW
                         Director and Chairman, LMIA
                         Director, LMFA

                         Director, LMCM
                         Director, LMFM
                         Director, Batterymarch
                         Director, Howard Weil
                         Director, Gray, Seifert
                         Director, Brandywine
                         Director, Bartlett
                         Director, WAMCL
                         Director, WAM

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Bingham Legg Advisers LLC ("Bingham Legg")
150 Federal Street
Boston, MA  02110

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

LM Financial Partners ("LMFP")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27.  Principal Underwriters

          (a) Legg Mason Cash Reserve Trust
              Legg Mason Income Trust, Inc.
              Legg Mason Tax-Exempt Trust, Inc.
              Legg Mason Value Trust, Inc.
              Legg Mason Total Return Trust, Inc.
              Legg Mason Special Investment Trust, Inc.
              Legg Mason Focus Trust, Inc.
              Legg Mason Global Trust, Inc.
              Legg Mason Investors Trust, Inc.
              Legg Mason Light Street Trust, Inc.
              Legg Mason Investment Trust, Inc.
              LM Institutional Fund Advisors I, Inc.
              LM Institutional Fund Advisors II, Inc.

          (b) The  following  table  sets  forth  information   concerning  each
              director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------

  Raymond A. Mason                 Chairman of the                None
                                   Board and Director

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  James W. Brinkley                President, Chief               None
                                   Operating Officer
                                   and Director

  Edmund J. Cashman, Jr.           Senior Executive               Trustee and
                                   Vice President and             President
                                   Director

  Richard J. Himelfarb             Senior Executive               None
                                   Vice President and
                                   Director

  Edward A. Taber III              Senior Executive               Trustee
                                   Vice President

  Robert G. Donovan                Executive Vice                 None
                                   President


  Robert A. Frank                  Executive Vice                 None
                                   President

  Robert G. Sabelhaus              Executive Vice                 None
                                   President

  Timothy C. Scheve                Executive Vice                 None
                                   President and
                                   Treasurer and
                                   Director

  Manoochehr Abbaei                Senior Vice President          None

  Charles A. Bacigalupo            Senior Vice                    None
                                   President and
                                   Secretary

  F. Barry Bilson                  Senior Vice President          None

  D. Stuart Bowers                 Senior Vice President          None

  W. William Brab                  Senior Vice President          None

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  Deepak Chowdhury                 Senior Vice President          None

  Thomas M. Daly, Jr.              Senior Vice President          None

  Jeffrey W. Durkee                Senior Vice President          None

  Harry M. Ford, Jr.               Senior Vice President          None

  Dennis A. Green                  Senior Vice President          None

  Thomas E. Hill                   Senior Vice President          None
  218 N. Washington Street
  Suite 31
  Easton, MD  21601

  Arnold S. Hoffman                Senior Vice President          None
  1735 Market Street
  Philadelphia, PA  19103

  Carl Hohnbaum                    Senior Vice President          None
  2500 CNG Tower
  625 Liberty Avenue
  Pittsburgh, PA  15222

  William B. Jones, Jr.            Senior Vice President          None
  1747 Pennsylvania Avenue, N.W.
  Washington, D.C.  20006

  Laura L. Lange                   Senior Vice President          None

  Horace M. Lowman, Jr.            Senior Vice                    None
                                   President and Asst.
                                   Secretary

  Marvin H. McIntyre               Senior Vice President          None
  1747 Pennsylvania Avenue, N.W.
  Washington, D.C.  20006

  Thomas P. Mulroy                 Senior Vice President          None

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  Jonathan M. Pearl                Senior Vice                    None
                                   President

  Mark I. Preston                  Senior Vice President          None

  Robert F. Price                  Senior Vice                    None
                                   President and
                                   General Counsel

  Thomas L. Souders                Senior Vice                    None
                                   President and Chief
                                   Financial Officer

  Elisabeth N. Spector             Senior Vice President          None

  Joseph A. Sullivan               Senior Vice President          None

  Richard L. Baker                 Vice President                 None

  William H. Bass, Jr.             Vice President                 None

  Nathan S. Betnun                 Vice President                 None

  John C. Boblitz                  Vice President                 None

  Andrew J. Bowden                 Vice President and             None
                                   Deputy General
                                   Counsel

  Edwin J. Bradley, Jr.            Vice President                 None

  Carol A. Brown                   Vice President                 None

  Scott R. Cousino                 Vice President                 None

  Thomas W. Cullen                 Vice President                 None

  Charles J. Daley, Jr.            Vice President and             None
                                   Controller

  Norman C. Frost, Jr.             Vice President                 None

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  James E. Furletti                Vice President                 None
  Legg Mason Center, Suite 200
  600 Washington Avenue
  Towson, MD  21204-3712

  John R. Gilner                   Vice President                 None

  Daniel R. Greller                Vice President                 None

  Richard A. Jacobs                Vice President                 None

  C. Gregory Kallmyer              Vice President                 None
  56 West Main Street
  Newark, DE  19702

  Kurt A. Lalomia                  Vice President                 None

  Edward W. Lister, Jr.            Vice President                 None

  Theresa McGuire                  Vice President                 None

  Julia A. McNeal                  Vice President                 None

  Gregory B. McShea                Vice President                 None

  Edward P. Meehan                 Vice President                 None
  12021 Sunset Hills Road
  Suite 100
  Reston, VA  20190

  Thomas C. Merchant               Vice President and             None
                                   Assistant General
                                   Counsel

  Paul Metzger                     Vice President                 None

  Mark C. Micklem                  Vice President                 None
  1747 Pennsylvania Ave., N.W.
  Washington, DC  20006

  John A. Moag, Jr.                Vice President                 None

  Hance V. Myers, III              Vice President                 None
  1100 Poydras St.
  New Orleans, LA  70163

  Ann O'Shea                       Vice President                 None

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  Robert E. Patterson              Vice President and             None
                                   Deputy General
                                   Counsel

  Gerard F. Petrik, Jr.            Vice President                 None

  Douglas F. Pollard               Vice President                 None

  Judith L. Ritchie                Vice President                 None

  Thomas E. Robinson               Vice President                 None

  Theresa M. Romano                Vice President                 None

  James A. Rowan                   Vice President                 None
  1747 Pennsylvania Avenue, N.W.
  Washington, D.C.  20006

  Douglas M. Schmidt               Vice President                 None

  B. Andrew Schmucker              Vice President                 None
  1735 Market Street
  Philadelphia, PA  19103

  Robert W. Schnakenberg           Vice President                 None

  Henry V. Sciortino               Vice President                 None
  1735 Market St.
  Philadelphia, PA 19103

  Chris A. Scitti                  Vice President                 None

  Eugene B. Shephard               Vice President                 None
  1111 Bagby St.
  Houston, TX  77002-2510

  Lawrence D. Shubnell             Vice President                 None

  Jane Soybelman                   Vice President                 None

  Alexsander M. Stewart            Vice President                 None

  L. Kay Strohecker                Vice President                 None

  Joseph E. Timmins III            Vice President                 None

  Joyce Ulrich                     Vice President                 None

  Name and Principal               Position and Offices    Positions and Offices
  Business Address*                with Underwriter -      with Registrant
                                   LMWW
--------------------------------------------------------------------------------
  William A. Verch                 Vice President                 None

  Sheila M. Vidmar                 Vice President and             None
                                   Deputy General
                                   Counsel

  Lewis T. Yeager                  Vice President                 None

  Carol Converso-Burton            Assistant Vice                 None
                                   President

  Diana L. Deems                   Assistant Vice                 None
                                   President and
                                   Assistant Controller

  Ronald N. McKenna                Assistant Vice                 None
                                   President

  Suzanne E. Peluso                Assistant Vice                 None
                                   President

  Lauri F. Smith                   Assistant Vice                 None
                                   President

  Janet B. Straver                 Assistant Vice                 None
                                   President

  Leslee Stahl                     Assistant Secretary            None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company       Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                       and  100 Light Street
         Boston, Massachusetts 02105               Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Free Income Fund, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of July, 2000.

                                       Legg Mason Tax-Free Income Fund


                                       By:/s/ Marie K. Karpinski
                                          -------------------------------------
                                          Marie K. Karpinski
                                          Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date
---------                           -----                        ----

/s/ John F. Curley, Jr.*
-----------------------------       Chairman of the Board
John F. Curley, Jr.                 and Trustee                  July 27, 2000

/s/ Edmund J. Cashman, Jr.*
-----------------------------       President and Trustee        July 27, 2000
Edmund J. Cashman, Jr.

/s/ Edward A. Taber, III*
-----------------------------       Trustee                      July 27, 2000
Edward A. Taber, III

/s/ Richard G. Gilmore*
-----------------------------       Trustee                      July 27, 2000
Richard G. Gilmore

/s/ Arnold L. Lehman*
-----------------------------       Trustee                      July 27, 2000
Arnold L. Lehman

/s/ Jill E. McGovern*
-----------------------------       Trustee                      July 27, 2000
Jill E. McGovern

/s/ T. A. Rodgers*
-----------------------------       Trustee                      July 27, 2000
T. A. Rodgers

/s/ G. Peter O'Brien*
-----------------------------       Trustee                      July 27, 2000
G. Peter O'Brien

/s/ Nelson A. Diaz**
-----------------------------       Trustee                      July 27, 2000
Nelson A. Diaz

/s/ Marie K. Karpinski
-----------------------------       Vice President               July 27, 2000
Marie K. Karpinski                  and Treasurer


*Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 12, 1999, a copy of which is filed herewith.

**Signature affixed by Marc R. Duffy pursuant to a Power of Attorney dated May 12, 2000, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on form N-1A):

LEGG MASON CASH RESERVE TRUST        LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.        LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.        LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.    LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND      LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.         LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-lA, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                         DATE
---------                                         ----

/s/ Edmund J. Cashman, Jr.                        November 12, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                           November 12, 1999
-----------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                            November 12, 1999
----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                              November 12, 1999
--------------------
Arnold L. Lehman

/s/ Raymond A. Mason                              November 12, 1999
--------------------
Raymond A. Mason

/s/ Jill E. McGovern                              November 12, 1999
--------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                            November 12, 1999
----------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                              November 12, 1999
--------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                 November 12, 1999
------------------
T. A. Rodgers

/s/ Edward A. Taber, III                          November 12, 1999
------------------------
Edward A. Taber, III

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies:

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.    LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.       LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON FOCUS TRUST, INC.


plus any other investment company for which Legg Mason Fund Adviser, Inc. or one of its affiliates acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee ("Funds"), hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those Funds for which I serve as Director/Trustee, any Registration Statements of the Funds on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE


/s/ Nelson A. Diaz                                    May 12, 2000
-----------------------------
Nelson A. Diaz

                         Legg Mason Tax-Free Income Fund
                                  Exhibit Index


Exhibit (a)(v)     Amendment to Declaration of Trust dated September 14, 1999

Exhibit (d)(i)     Investment Advisory and Management Agreement

Exhibit (d)(ii)    Sub-Advisory Agreement

Exhibit (i)        Opinion and Consent of Counsel

Exhibit (j)        Accountant's Consent